Filed with the Securities and Exchange Commission on January 29, 2010

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	368	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	369	[	X	]

 (Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[	X	]	on March 31, 2010 pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

This Post-Effective Amendment No. 368 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed for the purpose of conforming the Prospectuses to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274 for two series of the Trust: Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund.

Stephens Funds®

Prospectus

March 31, 2010

Stephens Small Cap Growth Fund
Class A – STSGX

Stephens Mid Cap Growth Fund
Class A – STMGX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Stephens Funds®
Class A Shares

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class A Shares

Summary Section

Stephens Small Cap Growth Fund

Investment Objective

The Stephens Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1 million in the Stephens Small Cap Growth Fund.  More information about these and other discounts is available from your financial professional, in the section entitled “Class A Sales Charge (Load)” of the Fund’s statutory Prospectus on page 17 and in the section entitled “Additional Purchase and Redemption Information” of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.54%
Fee Waiver and/or Expense Reimbursement	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.35%
(1)
Stephens Investment Management Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.35% of the Small Cap Growth Fund’s Class A Shares’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least March 31, 2011 and may continue for an indefinite period thereafter as determined by the Fund’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Class A Shares
Example

This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$655	$968	$1,303	$2,248

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance.  During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies.  The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of $2.5 billion or less.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible and preferred stock, as well as exchange-traded funds (“ETFs”).  Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies.  The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds.  In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”), including in emerging markets.  In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth.  The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund’s investment objective and policies.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Small Cap Growth Fund.  The following risks could affect the value of your investment:

•	Management Risk: The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•	General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

Class A Shares

•	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Foreign Securities Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investments in Other Investment Companies:  To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund.  The bar chart below illustrates how the Small Cap Growth Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Growth Fund’s average annual total returns over time compare with domestic broad-based market indices.  The Small Cap Growth Fund’s performance, before and after taxes is not necessarily an indication of how the Small Cap Growth Fund will perform in the future.  For additional information on the indices, please see “Index Descriptions.”  Updated performance is available on the Small Cap Growth Fund’s website www.stephensfunds.com.

Stephens Small Cap Growth Fund - Class A Shares*
Calendar Year Total Return

*	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.

During the period shown in the bar chart, the Small Cap Growth Fund’s highest quarterly return was 23.02% for the quarter ended June 30, 2009, and the lowest quarterly return was -25.54% for the quarter ended December 31, 2008.

Class A Shares

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception
Stephens Small Cap Growth Fund
Class A Shares
Return Before Taxes	29.08%	-1.77%
Return After Taxes on Distributions	29.08%	-1.77%
Return After Taxes on Distributions and Sale of Fund Shares	18.90%	-1.49%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-0.95%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	-0.44%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Stephens Investment Management Group, LLC is the investment advisor to the Stephens Small Cap Growth Fund.

Portfolio Managers

Ryan Crane is the Chief Investment Officer of the Advisor, and has been the Senior Portfolio Manager for the Small Cap Growth Fund since its inception in 2005.   John Thornton is the Co-Portfolio Manager of the Small Cap Growth Fund and has served as the Co-Portfolio Manager of the Fund since its inception in 2005.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Small Cap Growth Fund shares on any business day by written request via mail (Stephens Small Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 735-7464, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investment	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Individual Retirement Accounts (“IRAs”)	$1,000	$100
Asset or fee-based accounts managed by your financial advisor	None	None
Eligible employee benefit plans, SEP, and SIMPLE IRA plans	None	None

Class A Shares
Tax Information

The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Small Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and its related companies may pay the intermediary for the sale of Small Cap Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Class A Shares
Summary Section

Stephens Mid Cap Growth Fund

Investment Objective

The Stephens Mid Cap Growth Fund (the “Mid Cap Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Mid Cap Growth Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $1 million in the Stephens Mid Cap Growth Fund.  More information about these and other discounts is available from your financial professional, in the section entitled “Class A Sales Charge (Load)” of the Fund’s statutory Prospectus on page 17 and in the section entitled “Additional Purchase and Redemption Information” of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)	Class A Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	1.77%
Total Annual Fund Operating Expenses	2.77%
Fee Waiver and/or Expense Reimbursement	-1.27%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.50%
(1)
Stephens Investment Management Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Mid Cap Growth Fund to 1.50% of the Fund’s Class A Shares’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least March 31, 2011 and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Class A Shares
Example

This example is intended to help you compare the cost of investing in the Mid Cap Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$670	$1,225	$1,806	$3,374

Portfolio Turnover

The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid Cap Growth Fund’s performance.  During the most recent fiscal year, the Mid Cap Growth Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies.  The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of $1.5 billion to $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies.  The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds.  In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets.  In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth.  The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Mid Cap Growth Fund.  The following risks could affect the value of your investment:

•	Management Risk: The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•	General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

Class A Shares

•	Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Foreign Securities Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investments in Other Investment Companies:  To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund.  The bar chart below illustrates how the Mid Cap Growth Fund’s total returns have varied from year to year.  The table below illustrates how the Mid Cap Growth Fund’s average annual total returns over time compare with domestic broad-based market indices.  The Mid Cap Growth Fund’s performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.  For additional information on the indices, please see “Index Descriptions.”  Updated performance is available on the Fund’s website www.stephensfunds.com.

Stephens Mid Cap Growth Fund – Class A Shares*
Calendar Year Total Return

*	Calendar Year Total Returns in the bar chart do not reflect sales charges. If sales charges were included, returns would be lower.

During the period shown in the bar chart, the Mid Cap Growth Fund’s highest quarterly return was 16.31% for the quarter ended September 30, 2009, and the lowest quarterly return was –28.39% for the quarter ended December 31, 2008.

Class A Shares

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception
Stephens Mid Cap Growth Fund
Class A Shares
Return Before Taxes	32.52%	-3.31%
Return After Taxes on Distributions	32.52%	-3.31%
Return After Taxes on Distributions and Sale of Fund Shares	21.14%	-2.79%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-1.40%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	-1.40%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Stephens Investment Management Group, LLC is the investment advisor to the Stephens Mid Cap Growth Fund.

Portfolio Managers

Ryan Crane is the Chief Investment Officer of the Advisor, and has been the Senior Portfolio Manager for the Mid Cap Growth Fund since its inception in 2006.   John Thornton is the Co-Portfolio Manager of the Mid Cap Growth Fund and has served as the Co-Portfolio Manager of the Fund since its inception in 2006.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Mid Cap Growth Fund shares on any business day by written request via mail (Stephens Mid Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 735-7464, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial investment amounts are shown in the table below.

Minimum Investment	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Individual Retirement Accounts (“IRAs”)	$1,000	$100
Asset or fee-based accounts managed by your financial advisor	None	None
Eligible employee benefit plans, SEP, and SIMPLE IRA plans	None	None

Class A Shares

Tax Information

The Mid Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Mid Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Mid Cap Growth Fund and its related companies may pay the intermediary for the sale of Mid Cap Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mid Cap Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Class A Shares

Investment Objective, Strategies and Risks

Investment Objectives

Each Fund’s investment objective is long-term growth of capital.  There is no assurance that the Funds will achieve their investment objective.  Each Fund’s investment objective, strategies and policies described below may be changed without the approval of the Fund’s shareholders upon a 30-day written notice to shareholders.  However, the Small Cap Growth Fund will not change its investment policy of investing at least 80% of its net assets in small-cap companies and the Mid Cap Growth Fund will not change its investment policy of investing at least 80% of its net assets in mid-cap companies without first changing the respective Fund’s name and providing shareholders with at least a 60-day prior notice.

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations (“small-cap” companies).  The Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth.  Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small-cap companies.  The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of $2.5 billion or less.  To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies.  The Advisor will use, and monitor regularly, the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether or not the ETF falls into the 80% investment requirement.  The Small Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than $2.5 billion, as well as equity index futures.

The Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies with medium market capitalizations (“mid-cap companies”).  The Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth.  Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of mid-cap companies.  The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of $1.5 billion to $12.5 billion.  To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies.  The Advisor will use, and monitor regularly, the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether or not the ETF falls into the 80% investment requirement.  The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than $1.5 billion or greater than $12.5 billion, as well as equity index futures.

In selecting investments using a “bottom-up” approach, the Advisor selects companies that it believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Advisor adheres to the historical perspective that common stocks have dramatically outperformed other financial investments over longer periods of time.  Each Fund’s investment strategy takes into consideration revenue and earnings growth rates, profit trends, earnings risk, and company valuation.

Additionally, each Fund may invest in investment-grade, non-convertible debt securities, U.S. government securities, high-quality money market instruments and money market funds.  Each Fund may also invest up to 25% of its net assets in foreign securities, including sponsored or un-sponsored ADRs and EDRs, including in emerging markets.  ADRs and EDRs evidence ownership of foreign securities but are traded on domestic exchanges.

Class A Shares

Each Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  The Advisor will sell a security when appropriate and consistent with a Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate.  Please note that buying and selling securities generally involves some expense to a Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.  Each Fund cannot accurately predict its future annual portfolio turnover rate, which may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Small Cap Growth Fund’s Ability to Close.  Based on the Advisor’s analysis of the size of the applicable market, market liquidity, portfolio holdings of the Small Cap Growth Fund and other accounts of the Advisor, as well as other issues, upon a 30-day written notice to Small Cap Growth Fund shareholders the Small Cap Growth Fund may close to new investors when the Advisor determines that the receipt of substantial additional assets would not be prudent from an investment perspective.  In such event, it is expected that then-existing shareholders would be allowed to make additional purchases.  If the Small Cap Growth Fund closes to new investors, the Board will review, on a periodic basis, market conditions and other factors presented by the Advisor in order to determine whether to reopen the Small Cap Growth Fund to new investors.

Temporary or Cash Investments.  In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments.  As a result, each Fund may not achieve its investment objective.

To the extent a Fund invests in ETFs or uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such fund’s advisory fees and other operational expenses.

Principal Risks

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment by investing in a Fund.  The value of your investment in a Fund will fluctuate with the prices of the securities in which the Fund invests.  The principal risks of investing in the Funds are:

Management Risk.  Management risk describes each Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for each Fund.  The value of your investment in a Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

Class A Shares

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the markets and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Small- and Medium-Sized Company Risk.  Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because small and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Foreign Securities Risk.  To the extent that a Fund invests in securities of foreign companies, including ADRs and EDRs, your investment in a Fund is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

In addition to developed markets, each Fund may invest in companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues, which could reduce liquidity.

Shares of Other Investment Companies.  Each Fund may invest in shares of other registered investment companies, including ETFs and money market funds.  To the extent that a Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds (the “Underlying Funds”) in addition to a Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

The Funds may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an equity investment with growth potential to their investment portfolio; and

•	Understand and can bear the risks of investing in smaller size companies (Small Cap Growth Fund) or medium size companies (Mid Cap Growth Fund).

Class A Shares
Portfolio Holdings Information

A description of each Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ SAI and on the Funds’ website at www.stephensfunds.com.

Management of the Funds

The Advisor

Each Fund has entered into separate investment advisory agreements (the “Advisory Agreements”) with Stephens Investment Management Group, LLC, 111 Center Street, Little Rock, Arkansas 72201, under which the Advisor manages that Fund’s investments subject to the supervision of the Board.  The Advisor was founded in 2005 and is a subsidiary of Stephens Investments Holdings LLC, a privately held and family owned company.  Key employees also have a significant ownership stake in the Advisor.  As of December 31, 2009, the Advisor’s assets under management were approximately $[387] million.  Under the Advisory Agreements, the Funds compensate the Advisor for its investment advisory services at the annual rate of 0.75% of each Fund’s average daily net assets, payable on a monthly basis.  For the fiscal year ended November 30, 2009, the Advisor received net management fees as a percentage of average daily net assets of 0.35% from the Small Cap Growth Fund. For the fiscal year ended November 30, 2009, the Advisor did not receive any net management fees from the Mid Cap Growth Fund because the Advisor agreed to waive all of its fees pursuant to the expense limitation agreement described below.

Subject to the general supervision of the Board, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Advisor also maintains related records for the Funds.

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor is available in the Funds’ Annual Report to shareholders for the fiscal year ended November 30, 2009.

Fund Expenses.  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for shares of each Fund to 1.35% of the Small Cap Growth Fund’s Class A Shares’ average net assets and 1.50% of the Mid Cap Growth Fund’s Class A Shares’ average net assets.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers

Ryan Crane is the Senior Portfolio Manager for the Funds and Chief Investment Officer of the Advisor, and is primarily responsible for the day-to-day management of the Funds’ portfolios.  Mr.  Crane joined Stephens Inc., an affiliate of the Advisor, in September of 2004 as a Senior Portfolio Manager in charge of small and small/mid-cap growth accounts.  Prior to joining Stephens Inc., Mr. Crane worked for AIM Management Group (“AIM”) since 1994.  While at AIM, Mr. Crane was the lead manager of the AIM Small Cap Growth Fund and served as co-manager on various other AIM funds.  Mr. Crane earned a B.A. with honors in Economics from the University of Houston.  Mr. Crane is a CFA Charterholder and is FINRA Series 7, 9, 10 and 63 registered.

Class A Shares

John Thornton is the Co-Portfolio Manager of the Funds and is jointly responsible for the day-to-day management of the Funds’ portfolios.  Mr. Thornton joined Stephens Inc. in September of 2004 as a Co-Portfolio Manager in charge of small and small/mid-cap growth accounts.  Prior to joining Stephens Inc., Mr. Thornton worked for AIM since 2000.  While at AIM, Mr. Thornton was the senior analyst of the AIM Small Cap Growth Fund and various AIM technology funds.  Mr. Thornton earned a B.A. in Engineering at Vanderbilt University and an M.B.A. from the University of Texas – Austin.  Mr. Thornton is a CFA Charterholder and is FINRA Series 6, 7 and 63 registered.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Prior Performance of Similar Accounts

The tables below show performance data provided by the Advisor relating to investment results of a composite of all small and mid-cap growth accounts managed by Stephens Investment Management Group LLC and all other affiliates of the Advisor (the “Composite”), that have investment objectives, policies, strategies and risks substantially similar to those of the Stephens Funds®.  The Advisor includes new accounts and funds in the Composite on a timely and consistent basis. The presentation of the prior performance of similar accounts for the full period has been time-weighted and dollar-weighted and shown net of all actual fees and expenses in accordance with Global Investment Performance Standards (“GIPS”) standards.

The Composites are not subject to the same types of expenses to which the Stephens Funds® are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, or the Internal Revenue Code of 1986.  The performance of the Composites may have been adversely affected had it been subject to the same restrictions and limitations as the Stephens Funds®.  You should note that the Stephens Small and Mid Cap Growth Funds compute and disclose their average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Composites.  The SEC total return calculation calls for the computation and disclosure of an average annual compounded rate of return, which equates a hypothetical initial investment of $1,000 to an ending redeemable value.  The performance of the Composites may have been lower had they been calculated using the standard formula promulgated by the SEC.  The Composites’ performance is an asset-weighted aggregation of each individual account’s rate of return, which is calculated using a time-weighted rate of return methodology that has been adjusted for contributions and withdrawals.   The results presented below are not intended to predict or suggest the return to be experienced by the Stephens Funds® or the return one might achieve by investing in the Stephens Funds®.  One should not rely on the following data as an indication of future performance of the Advisor or the Stephens Funds®.  The fees and expenses of the Composites are lower than that of the Stephens Funds®.  Composite policy requires the temporary removal of any account which incurs a client initiated significant cash inflow or outflow of 10% or more of the value of the net assets of the account in any 30 day period.  The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite at the beginning of the month after the cash flow.  Additional information regarding the treatment of significant cash flows is available upon request.

[Actual account fees for the Stephens Small Cap Growth Composite for the period from inception through December 31, 2009 were [1.56]%.  If the higher expense structure of the Stephens Small Cap Growth Fund had been used on the Composite, the performance results of the Composite would have been lower than shown.  As of December 31, 2009, the Stephens Small Cap Growth Composite consisted of [12] separate accounts and $[320] million in assets. The Small Cap Growth Strategy (excluding the Funds) had [14] accounts and $[329] million in assets.  Two accounts were excluded for the month of December 2008 for a significant cash inflow.]

Class A Shares

The performance data below is for the Stephens Small Cap Growth Composite and is not the performance results of the Stephens Small Cap Growth Fund.

Average Annual Total Returns for the period ending December 31, 2009(1):

	One Year	Since Inception (October 7, 2004)
Accounts (Total)	-[39.92]%	-[0.94]%
S&P 500® Index	-[37.00]%	-[3.26]%
Russell 2000® Growth Index	-[38.54]%	-[3.06]%

(1)
From October 7, 2004 through June 30, 2005, the Composite contained only one account with substantially similar investment objectives, policies, strategies and risks as that of the Stephens Small Cap Growth Fund.  Subsequently, as other accounts with substantially similar investment objectives, policies, strategies and risks to that of the Stephens Small Cap Growth Fund were established, those accounts were added to the Composite on the first day of the month following their inception.

[Actual account fees for the Stephens Mid Cap Growth Composite for the period from inception through December 31, 2009 were [2.64]%.  If the higher expense structure of the Stephens Mid Cap Growth Fund were used on the Composite, the performance results of the Composite would have been lower than shown.  As of December 31, 2009, the Stephens Mid Cap Growth Composite consisted of [1] separate account and $694,000 in assets.]

The performance data below is for the Stephens Mid Cap Growth Composite and is not the performance results of the Stephens Mid Cap Growth Fund.

Average Annual Total Returns for the period ending December 31, 2009:

	One Year	Since Inception (June 2, 2006)
Accounts (Total)	-[44.27]%	-[12.65]%
S&P 500® Index	-[37.00]%	-[10.21]%
Russell Midcap® Growth Index	-[44.32]%	-[15.03]%

Shareholder Information

12b-1 Plan

The Trust has adopted a Rule 12b-1 Distribution and Shareholder Servicing Plan (“Rule 12b-1 Plan”) on behalf of the Funds.  Under the Rule 12b-1 Plan, each Fund pays a fee up to 0.25%  of the average daily net asset value of the Fund’s Class A shares to Quasar Distributors, LLC (the “Distributor”).  The Distributor uses this fee to finance activities that promote the sale of Fund shares, or to pay third parties, including, without limitation, Stephens Inc., for certain shareholder services.  Such activities and services include, but are not necessarily limited to, shareholder servicing, advertising, printing and mailing prospectuses to persons other than current shareholders, printing and mailing sales literature, and compensating underwriters, dealers and sales personnel.  The Rule 12b-1 Plan has the effect of increasing the expenses of the shares from what they would otherwise be.

Class A Shares
About Class A Shares

Class A shares of the Funds are offered in this Prospectus.  Class I shares of the Funds are offered in a separate Prospectus.  Please note, sales charges and expense structures are class specific.

Class A
Initial Sales Charge	5.25%
Contingent Deferred Sales Charge (“CDSC”)
None, (except a charge of 0.50% will be imposed on Class A shares redeemed within one year of purchase by investors who have taken advantage of the sales charge waiver allowed for investments of $1 million or more)

Distribution/Shareholder Servicing (12b-1) Fee	0.25%
Maximum Purchase	None.
Conversion Feature	Not applicable.

If you would like additional information about sales charge waivers, call your financial representative or contact the Funds at (866) 735-7464.  Information about the Funds’ sales charges is available free of charge on the Funds’ website at www.stephensfunds.com.

Class A Sales Charge (Load)
If you purchase Class A shares of the Funds you will pay an initial sales charge of 5.25% when you invest unless you qualify for a reduction or waiver of the sales charge.  The sales charge for Class A shares of the Funds is calculated as follows:

CLASS A SALES CHARGES
When you invest this amount	This sales charge makes up this % of the offering price(1)	Which equals this % of your net investment(1)	% of offering price retained by selling dealer
Under $25,000	5.25%	5.54%	5.00%
$25,000 but under $50,000	4.75%	4.99%	4.50%
$50,000 but under $100,000	4.00	4.17%	3.75%
$100,000 but under $250,000	3.00%	3.09%	2.75%
$250,000 but under $1 million	2.00%	2.04%	1.80%
$1 million and over(2),(3)	0.00%	0.00%	0.00%
(1)
The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares.  Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

(2)
A contingent deferred sales charge of 0.50% will be imposed on Class A Shares redeemed within one year of purchase by investors who have taken advantage of the sales charge waiver afforded to investments of $1 million or above and received a finder’s fee.

(3)
The Advisor may directly or indirectly pay a one-time finder's fee to a dealer or other financial institution for investments of over $1 million in a Fund for which they are responsible as follows:  0.75% for investments over $1 million up to, and including, $3 million; 0.50% for investments over $3 million up to, and including, $20 million; and 0.25% for investments over $20 million.  See the SAI for more information regarding finders’ fees.

Class A Shares

Class A Sales Charge Reductions

Letter of Intent. By signing a Letter of Intent (“LOI”) you can reduce your Class A sales charge.  Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period.  The LOI will apply to all purchases of Class A shares.  Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the LOI.  Shares equal to 5.25% of the amount of the LOI will be held in escrow during the 13-month period.  If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect.  This amount will be obtained from redemption of the escrow shares.  Any remaining escrow shares will be released to you.

Class A Sales Charge Waivers.  Sales charges for Class A shares may be waived under certain circumstances for some investors or for certain payments.  You will not have to pay a sales charge on purchases of Class A shares if you are any of the following persons:

•	any affiliate of the Advisor or any of its or the Funds’ officers, directors/trustees, employees or retirees;

•	registered representatives of any broker-dealer authorized to sell Fund shares, subject to the internal policies and procedures of the broker-dealer;

•
members of the immediate families of any of the foregoing (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons);

•
fee-based registered investment advisors, financial planners, bank trust departments or registered broker-dealers who are purchasing shares on behalf of their customers, certain wrap programs offered by financial institutions;

•
retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in Sections 401(k), 403(b) and 457 of the Internal Revenue Code and “rabbi trusts”), for which an affiliate of the Advisor acts as trustee or administrator;

•	401(k), 403(b) and 457 plans, and profit sharing and pension plans that have all plan transactions executed through a single or omnibus account.

To receive a reduction in your Class A sales charge, you must let your financial institution or shareholder services representative know at the time you purchase shares that you qualify for such a reduction.  You may be asked by your financial adviser or shareholder services representative to provide account statements or other information regarding your related accounts or related accounts of your immediate family in order to verify your eligibility for a reduced sales charge.  Your investment professional or financial institution must notify the Fund if your share purchase is eligible for the sales load waiver.

Additionally, you will not pay initial sales charges on shares purchased by reinvesting dividends and distributions.

Investments of $1 Million or More.  If you invest $1 million or more as a lump sum or through the programs described above, you can purchase Class A shares of the Funds without an initial sales charge.  Additionally, investors who currently own Class A shares of one Stephens Fund and make additional purchases that result in account balances of $1 million or more do not pay an initial sales charge on the additional purchases.  However, if you have taken advantage of this waiver and received a finder’s fee, if you redeem your shares within one year of purchase, there is a CDSC of 0.50% imposed on such shares.  The CDSC percentage you pay is based on the NAV of the shares at the time of redemption.  However, the CDSC will not apply if you are otherwise entitled to a waiver of the initial sales charge as listed in “Sales Charge Waivers” above.  Additionally, all redemptions of Class A shares made within 30 days of purchase are subject to a 2.00% redemption fee.  Please refer to the “Short-term Trading and Redemption Fees” for a further discussion of the redemption fee, and certain exclusions that may apply.

Class A Shares

Share Price

A Fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”), or a Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV plus any applicable sales charges.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.   A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Purchase Shares

You may open a Fund account with a minimum initial investment as listed in the table below.

Minimum Investment	To Open Your Account	To Add to Your Account
Regular Accounts	$2,500	$100
Individual Retirement Accounts (“IRAs”)	$1,000	$100
Asset or fee-based accounts managed by your financial advisor	None	None
Eligible employee benefit plans, SEP, and SIMPLE IRA plans	None	None

Class A Shares

You may purchase shares of the Funds by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Funds or the Transfer Agent. Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution.  The Funds will not accept payment in cash, money orders or cashier’s checks unless the cashier’s checks are in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a service fee of $25 will be deducted from a shareholder’s account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates. The Funds reserve the right to reject any purchase orders if, in their opinion, it is in a Fund’s best interest to do so.  This minimum can be changed or waived by the Funds at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of initial or subsequent investments.

If the Funds do not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the U.S and its territories.  The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to “Stephens Funds,” to:

Regular Mail	Overnight or Express Mail
Stephens Funds	Stephens Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

Investing by Telephone.  If you have completed the “Telephone Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Funds toll free at (866) 735-7464.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Class A Shares

Purchase by Wire.  Initial Investment.  If you are making your first investment in the Funds, before you wire funds, please contact the Funds by phone to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your completed Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to send the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 735-7464 to advise them of the wire, and to ensure proper credit upon receipt.  Your bank must include both the name of the Fund and your name so that monies can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Funds to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Funds.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Stephens Funds
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A., the Funds’ custodian, are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund.

Through a Financial Intermediary.  You may buy and sell shares of the Funds through Financial Intermediaries.  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Funds may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Funds, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order with a Financial Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan.  For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after you make your initial investment, you may authorize a Fund to withdraw automatically from your personal checking or savings account an amount that you wish to invest, which must be at least $100 on a monthly or quarterly basis.    If you wish to enroll in the AIP, complete the “Automatic Investment Plan” section in the Account Application or call the Transfer Agent at (866) 735-7464.  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network. The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent at least five days prior to the effective date.  A fee ($25) will be charged if your bank does not honor the AIP draft for any reason.

Class A Shares

The AIP is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (866) 735-7464 for additional information regarding the Funds’ AIP.

How to Redeem Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds, the Transfer Agent or with your Financial Intermediary.  You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order. You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail.  You may redeem Fund shares by simply sending a written request to the Fund.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to:

Regular Mail	Overnight or Express Mail
Stephens Funds	Stephens Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

Telephone or Wire Redemption.   You may redeem Fund shares by telephone by completing the “Redemption by Telephone” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Funds at (866) 735-7464.  A signature guarantee may be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account. If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “How to Purchase Shares.”  Once a telephone transaction has been placed, it cannot be canceled or modified.

Class A Shares

You may redeem up to $100,000 in shares by calling the Funds at (866) 735-7464 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary.  You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Program.  The Funds offer a Systematic Withdrawal Program (“SWP”) whereby shareholders or their representatives may request a redemption in a predetermined amount each month or calendar quarter.  Proceeds can be sent via check to the address on the account or proceeds can be sent by electronic funds transfer via the ACH network to a designated bank account.  To start this program, your account must have Fund shares with a value of at least $2,500, and the minimum amount that may be withdrawn each month or quarter is $50.  This program may be terminated or modified by a shareholder or a Fund at any time without charge or penalty.

A withdrawal under the SWP involves a redemption of Fund shares, and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call (866) 735-7464 for additional information regarding the SWP.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Low Balance Accounts.  The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $1,000, other than as a result of market fluctuations. If you do not bring your total account balance up to $1,000 within 30 days, the Fund may sell your shares and send you the proceeds.  The Funds will provide shareholders with written notice 30 days prior to redeeming the shareholder’s account.

Redemption In-Kind.  The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind).

Class A Shares

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s NAV, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s NAV in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

Signature Guarantees.  A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	For written requests to wire redemption proceeds, if not previously authorized on the account;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all redemptions of $100,000 or more from any shareholder account; and
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserves the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 735-7464 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Exchanging Shares

You may exchange all or a portion of your investment from one Stephens Fund to any other Stephens Fund of the same share class.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.  Additionally, an exchange will be considered a sale of shares for the purpose of assessing redemption fees.  However, an exchange of shares will not be considered a sale of shares for the purpose of applying a contingent deferred sales charge, as described previously in this Prospectus. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption.  Call the Funds (toll-free) at (866) 735-7464 to learn more about exchanges.

Short-Term Trading and Redemption Fees

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders.  For these reasons, the Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days.  The Funds will use the first-in, first-out (“FIFO”) method to determine the 30-day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days, the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by shareholder that does not remain in a Fund for a 30-day  period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of the long-term shareholders.

Class A Shares

The following shares of the Funds will not be subject to redemption fees:

•	Shares purchased through reinvested distributions (dividends and capital gains);

•	Shares purchased through the Funds’ Automatic Investment Plan;

•	Shares redeemed under the Funds’ Systematic Withdrawal Plan;

•	Shares redeemed by retirement plan participants resulting from the termination of a participant’s employment, a QDRO, or the termination or restructuring of the retirement plan;

•	Shares redeemed upon death of a shareholder or retirement plan participant;

•	Shares redeemed by the Funds;

•	Shares sold in connection with certain asset allocation or wrap programs; and

•	Shares redeemed in connection with required minimum distributions from a retirement account or to return an excess contribution.

Although the Funds have the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the Funds may not always be able to track short-term trading affected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Funds have entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries. In addition, because the Funds are required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.

The Funds reserve the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders a 60-day prior written notice of any material changes, unless otherwise provided by law.  The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the Securities and Exchange Commission.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.   In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board when the Advisor determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

Class A Shares

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading.  However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Service Fees and/or Other Third Party Fees

The Advisor may pay amounts from its own assets to selling or servicing agents of the Funds, including without limitation, Stephens Inc., for distribution-related activities or other services they provide.  These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Funds, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both.  Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting a Fund on “preferred” or “select” lists, in return for the payments.  Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor may pay amounts from its own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Transfer Agent.  The Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients.  You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Class A Shares

Distributions and Taxes

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law, qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Fund take into consideration any tax implication when implementing its investment strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.  The advice was prepared for the Funds.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

Class A Shares

Index Descriptions

The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 30 percent of the total market capitalization of the Russell 1000® Index.

An investor cannot invest directly in an index.

Class A Shares

Financial Highlights

The following tables show the Funds’ financial performance for the periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by ___________________, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

Stephens Funds®
Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

CLASS A	Year Ended November 30,			Period Ended
	2009	2008	2007	November 30, 2006(1)

Net asset value, beginning of year/period		$$12.03	$10.55	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.13)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments		(5.00)	1.64	0.65
Total from investment operations		(5.13)	1.48	0.54

LESS DISTRIBUTIONS
From net investment income		–	–	–
From net realized gain		–	–	–
Total distributions		–	–	–
Paid-in capital from redemption fees		0.00*	0.00*	0.01
Net asset value, end of year/period		$$6.90	$12.03	$10.55
Total return without sales load	%	(42.64)%	14.03%	5.50%^
Total return with sales load	%	(45.67)%	8.09%	0.00%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)		$$19.8	$39.0	$42.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	1.69%	1.68%	1.62%+
After fees waived and expenses absorbed	%	1.50%	1.50%	1.46%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	(1.36)%	(1.36)%	(1.25)%+
After fees waived and expenses absorbed	%	(1.17)%	(1.18)%	(1.09)%+
Portfolio turnover rate	%	43%	51%	70%^
(1)	Fund commenced operations on December 1, 2005.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

Class A Shares

Stephens Funds®
Financial Highlights For a capital share outstanding throughout the periods

Stephens Mid Cap Growth Fund

CLASS A	Year Ended November 30,			Period Ended
	2009	2008	2007	November 30, 2006(1)

Net asset value, beginning of year/period		$$12.22	$9.80	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments		(5.58)	2.52	(0.13)
Total from investment operations		(5.69)	2.42	(0.20)

LESS DISTRIBUTIONS
From net investment income		–	–	–
From net realized gain		–	–	–
Total distributions		–	–	–
Paid-in capital from redemption fees		0.00*	0.00*	0.00*
Net asset value, end of year/period		$$6.53	$12.22	$9.80
Total return without sales load	%	(46.56)%	24.69%	(2.00)%^
Total return with sales load	%	(49.38)%	18.18%	(7.11)%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)		$$7.7	$13.8	$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	2.42%	3.14%	3.24%+
After fees waived and expenses absorbed	%	1.50%	1.50%	1.50%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	(1.97)%	(2.65)%	(2.71)%+
After fees waived and expenses absorbed	%	(1.05)%	(1.01)%	(0.97)%+
Portfolio turnover rate	%	32%	52%	29%^
(1)	Fund commenced operations on February 1, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

Class A Shares
PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus

Stephens Funds®

www.stephensfunds.com

(866) 735-7464

Investment Advisor
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, AR 72201

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(866) 735-7464

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

	Ticker	CUSIP
Stephens Small Cap Growth Fund – Class A	STSGX	742935422
Stephens Mid Cap Growth Fund – Class A	STMGX	742935414

Class A Shares

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund
Class A Shares

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders. In the Funds’ Annual Report you will find a discussion of the market conditions and investment strategies that affected a Fund’s performance during its last fiscal year.

You can obtain a free copy of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

Stephens Funds®
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 735-7464
www.stephensfunds.com

You can review and copy information, including the Funds’ reports and SAI, at the Public Reference Room of the SEC 100 F Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Funds are also available:

•	Free of charge on the Funds’ website at www.stephensfunds.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

Stephens Funds®

Prospectus

March 31, 2010

Stephens Small Cap Growth Fund
Class I – STSIX

Stephens Mid Cap Growth Fund
Class I – SFMIX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Stephens Funds®
Class I Shares

Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class I Shares
Summary Section

Stephens Small Cap Growth Fund

Investment Objective

The Stephens Small Cap Growth Fund (the “Small Cap Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Small Cap Growth Fund.

Class I Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I Shares
Management Fees	0.75%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	1.29%
Fee Waiver and/or Expense Reimbursement	-0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.10%

(1)
Stephens Investment Management Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Small Cap Growth Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Small Cap Growth Fund to 1.10% of the Small Cap Growth Fund’s Class I Shares’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least March 31, 2011 and may continue for an indefinite period thereafter as determined by the Fund’s Board of Trustees (the “Board”).  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Small Cap Growth Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Example

This example is intended to help you compare the cost of investing in the Class I shares of the Small Cap Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

3

Class I Shares

One Year	Three Years	Five Years	Ten Years
$112	$390	$689	$1,540

Portfolio Turnover

The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance.  During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization companies.  The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of $2.5 billion or less.

Most of the assets of the Small Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible and preferred stock, as well as exchange-traded funds (“ETFs”).  Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies.  The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds.  In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”), including in emerging markets.  In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth.  The Advisor will sell a security when appropriate and consistent with the Small Cap Growth Fund’s investment objective and policies.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Small Cap Growth Fund.  The following risks could affect the value of your investment:

•	Management Risk: The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•	General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Small-Sized Company Risk: Investing in securities of small-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Foreign Securities Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

4

Class I Shares

•
Investments in Other Investment Companies:  To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

•
Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Small Cap Growth Fund.  The bar chart below illustrates how the Small Cap Growth Fund’s total returns have varied from year to year.  The table below illustrates how the Small Cap Growth Fund’s average annual total returns over time compare with domestic broad-based market indices.  The Small Cap Growth Fund’s performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.  For additional information on the indices, please see “Index Descriptions.”  Updated performance is available on the Fund’s website www.stephensfunds.com.

Stephens Small Cap Growth Fund – Class I Shares
Calendar Year Total Return

During the period shown in the bar chart, the Small Cap Growth Fund’s highest quarterly return was 23.26% for the quarter ended June 30, 2009, and the lowest quarterly return was -25.45% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception (8/31/2006)
Stephens Small Cap Growth Fund
Class I Shares
Return Before Taxes	36.44%	0.33%
Return After Taxes on Distributions(1)	36.44%	0.33%
Return After Taxes on Distributions and Sale of Fund Shares	23.68%	0.28%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-2.47%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	34.47%	-0.95%

5

Class I Shares

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Stephens Investment Management Group, LLC is the investment advisor to the Stephens Small Cap Growth Fund.

Portfolio Managers

Ryan Crane is the Chief Investment Officer of the Advisor, and has been the Senior Portfolio Manager for the Small Cap Growth Fund since its inception in 2005.   John Thornton is the Co-Portfolio Manager of the Small Cap Growth Fund and has served as the Co-Portfolio Manager of the Fund since its inception in 2005.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Small Cap Growth Fund shares on any business day by written request via mail (Stephens Small Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 735-7464, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial investment in Class I shares of the Fund is $1 million.

Tax Information

The Small Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Small Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Small Cap Growth Fund and its related companies may pay the intermediary for the sale of Small Cap Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Small Cap Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

6

Class I Shares

Summary Section

Stephens Mid Cap Growth Fund

Investment Objective

The Stephens Mid Cap Growth Fund (the “Mid Cap Growth Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold Class I shares of the Mid Cap Growth Fund.

Class I Shares
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses	1.77%
Total Annual Fund Operating Expenses	2.52%
Fee Waiver and/or Expense Reimbursement	-1.27%
Total Annual Fund Operating Expenses After Expense Reimbursement or Reduction (1)	1.25%

(1)
Stephens Investment Management Group, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay Fund expenses (excluding the expenses associated with the Mid Cap Growth Fund’s investment in other investment companies referred to as “Acquired Fund Fees and Expenses,” interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Fund to 1.25% of the Fund’s Class I Shares’ average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least March 31, 2011 may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to Board review and approval. A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

Example

This example is intended to help you compare the costs of investing in Class I shares of the Mid Cap Growth Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual Expense Cap for one year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$127	$663	$1,226	$2,760

7

Class I Shares
Portfolio Turnover

The Mid Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid Cap Growth Fund’s performance.  During the most recent fiscal year, the Mid Cap Growth Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of medium capitalization companies.  The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of $1.5 billion to $12.5 billion.

Most of the assets of the Mid Cap Growth Fund will be invested in U.S. common stocks the Advisor believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Fund may invest in other equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies.  The Fund may also invest in equity index futures, investment grade, non-convertible debt securities, U.S. government securities, high quality money market instruments and money market funds.  In addition, the Fund may invest up to 25% of its net assets in the securities of foreign issuers, including ADRs and EDRs, including in emerging markets.  In selecting companies for the Fund, the Advisor employs quantitative analysis and fundamental research with a focus on earnings growth.  The Advisor will sell a security when appropriate and consistent with the Fund’s investment objective and policies.

Principal Investment Risks

There is the risk that you could lose all or a portion of your investment in the Mid Cap Growth Fund.  The following risks could affect the value of your investment:

•	Management Risk: The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

•	General Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

•	Equity Market Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.

•	Medium-Sized Company Risk: Investing in securities of medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies.

•
Foreign Securities Risk:  Foreign securities involve increased risks due to political, social and economic developments abroad, as well as due to differences between U.S. and foreign regulatory practices.  Investments in emerging markets are generally more volatile than investments in developed foreign markets.

•
Investments in Other Investment Companies:  To the extent the Fund invests in shares of other investment companies, you will indirectly bear fees and expenses charged by those investment companies and will be subject to the risks that those investment companies are subject to.

8

Class I Shares

Portfolio Turnover Risk:  High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions and dealer mark-ups and other transaction costs.  This may also result in adverse tax consequences for Fund shareholders.

Performance

The following performance information provides some indication of the risks of investing in the Mid Cap Growth Fund.  The bar chart below illustrates how the Mid Cap Growth Fund’s total returns have varied from year to year.  The table below illustrates how the Mid Cap Growth Fund’s average annual total returns over time compare with domestic broad-based market indices.  The Mid Cap Growth Fund’s performance, before and after taxes is not necessarily an indication of how the Fund will perform in the future.  For additional information on the indices, please see “Index Descriptions.”  Updated performance is available on the Fund’s website www.stephensfunds.com.

Stephens Mid Cap Growth Fund – Class I Shares
Calendar Year Total Return

During the period shown in the bar chart, the Mid Cap Growth Fund’s highest quarterly return was 16.40% for the quarter ended September 30, 2009, and the lowest quarterly return was –28.30% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception (8/31/2006)
Stephens Mid Cap Growth Fund
Class I Shares
Return Before Taxes	40.17%	0.57%
Return After Taxes on Distributions(1)	40.17%	0.57%
Return After Taxes on Distributions and Sale of Fund Shares	26.11%	0.48%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-2.47%
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	46.29%	-0.22%

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

9

Class I Shares

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.

Investment Advisor

Stephens Investment Management Group, LLC is the investment advisor to the Stephens Mid Cap Growth Fund.

Portfolio Managers

Ryan Crane is the Chief Investment Officer of the Advisor, and has been the Senior Portfolio Manager for the Mid Cap Growth Fund since its inception in 2006.   John Thornton is the Co-Portfolio Manager of the Mid Cap Growth Fund and has served as the Co-Portfolio Manager of the Fund since its inception in 2006.

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Mid Cap Growth Fund shares on any business day by written request via mail (Stephens Mid Cap Growth Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 735-7464, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account. The minimum initial investment in Class I shares of the Fund is $1 million.

Tax Information

The Mid Cap Growth Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Mid Cap Growth Fund through a broker-dealer or other financial intermediary (such as a bank), the Mid Cap Growth Fund and its related companies may pay the intermediary for the sale of Mid Cap Growth Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Mid Cap Growth Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

10

Class I Shares
Investment Objective, Strategies and Risks

Investment Objectives

Each Fund’s investment objective is long-term growth of capital.  There is no assurance that the Funds will achieve their investment objective.  Each Fund’s investment objective, strategies and policies described below may be changed without the approval of the Fund’s shareholders upon a 30-day written notice to shareholders.  However, the Small Cap Growth Fund will not change its investment policy of investing at least 80% of its net assets in small-cap companies and the Mid Cap Growth Fund will not change its investment policy of investing at least 80% of its net assets in mid-cap companies without first changing the respective Fund’s name and providing shareholders with at least a 60-day prior notice.

Principal Investment Strategies

The Small Cap Growth Fund seeks to achieve its objective by investing primarily in common stocks of U.S. companies with small market capitalizations (“small-cap” companies).  The Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth.  Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of small-cap companies.  The Small Cap Growth Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, of $2.5 billion or less.  To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in small-cap companies.  The Advisor will use, and monitor regularly, the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether the ETF falls into the 80% investment requirement.  The Small Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, greater than $2.5 billion, as well as equity index futures.

The Mid Cap Growth Fund seeks to achieve its objective by investing primarily in common stock of U.S. companies with medium market capitalizations (“mid-cap companies”).  The Advisor will seek to identify growth stocks using a disciplined, bottom-up approach, employing quantitative analysis and fundamental research with a focus on earnings growth.  Under normal market conditions, the Mid Cap Growth Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the stocks of mid-cap companies.  The Mid Cap Growth Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, of $1.5 billion to $12.5 billion.  To achieve the 80% investment requirement, the Fund may invest in equity securities, including convertible and preferred stock, as well as ETFs.  Not all ETFs in which the Fund may invest will be invested exclusively in mid-cap companies.  The Advisor will use, and monitor regularly, the dollar-weighted average market cap of the underlying securities held by the ETF to determine whether the ETF falls into the 80% investment requirement.  The Mid Cap Growth Fund may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, of less than $1.5 billion or greater than $12.5 billion, as well as equity index futures.

In selecting investments using a “bottom-up” approach, the Advisor selects companies that it believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital. The Advisor adheres to the historical perspective that common stocks have dramatically outperformed other financial investments over longer periods of time.  Each Fund’s investment strategy takes into consideration revenue and earnings growth rates, profit trends, earnings risk, and company valuation.

Additionally, each Fund may invest in investment-grade, non-convertible debt securities, U.S. government securities, high-quality money market instruments and money market funds.  Each Fund may also invest up to 25% of its net assets in foreign securities, including sponsored or un-sponsored ADRs and EDRs, including in emerging markets.  ADRs and EDRs evidence ownership of foreign securities but are traded on domestic exchanges.

11

Class I Shares

Each Fund is actively managed, which means that the Advisor may frequently buy and sell securities.  The Advisor will sell a security when appropriate and consistent with a Fund’s investment objective and policies regardless of the effect on the Fund’s portfolio turnover rate.  Please note that buying and selling securities generally involves some expense to a Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains.  Each Fund cannot accurately predict its future annual portfolio turnover rate, which may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action.  In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Small Cap Growth Fund’s Ability to Close.  Based on the Advisor’s analysis of the size of the applicable market, market liquidity, portfolio holdings of the Small Cap Growth Fund and other accounts of the Advisor, as well as other issues, upon a 30-day written notice to Small Cap Growth Fund shareholders the Small Cap Growth Fund may close to new investors when the Advisor determines that the receipt of substantial additional assets would not be prudent from an investment perspective.  In such event, it is expected that then-existing shareholders would be allowed to make additional purchases.  If the Small Cap Growth Fund closes to new investors, the Board will review, on a periodic basis, market conditions and other factors presented by the Advisor in order to determine whether to reopen the Small Cap Growth Fund to new investors.

Temporary or Cash Investments.  In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, each Fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments.  As a result, each Fund may not achieve its investment objective.

To the extent a Fund invests in ETFs or uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such fund’s advisory fees and other operational expenses.

Principal Risks

Before investing in a Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take.  Remember that in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment by investing in a Fund.  The value of your investment in a Fund will fluctuate with the prices of the securities in which the Fund invests.  The principal risks of investing in the Fund are:

Management Risk.  Management risk describes each Fund’s ability to meet its investment objective based on the Advisor’s success or failure at implementing investment strategies for each Fund.  The value of your investment in a Fund is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of the Fund.

12

Class I Shares

Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the markets and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Small- and Medium-Sized Company Risk.  Investing in securities of small- and medium-sized companies, even indirectly, may involve greater volatility than investing in larger and more established companies because small and medium-sized companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Smaller companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity and their prices may be more volatile.

Foreign Securities Risk.  To the extent that a Fund invests in securities of foreign companies, including ADRs and EDRs, your investment in a Fund is subject to foreign securities risk.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

In addition to developed markets, each Fund may invest in companies located in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues, which could reduce liquidity.

Shares of Other Investment Companies.  Each Fund may invest in shares of other registered investment companies, including ETFs and money market funds.  To the extent that a Fund invests in shares of other registered investment companies, you will indirectly bear fees and expenses charged by the underlying funds (the “Underlying Funds”) in addition to a Fund’s direct fees and expenses and will be subject to the risks associated with investments in those funds.

Portfolio Turnover Risk.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

The Funds may be appropriate for investors who:

•	Are pursuing a long-term goal such as retirement;

•	Want to add an equity investment with growth potential to their investment portfolio; and

•	Understand and can bear the risks of investing in smaller size companies (Small Cap Growth Fund) or medium size companies (Mid Cap Growth Fund).

13

Class I Shares
Portfolio Holdings Information

A description of each Fund’s policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ SAI and on the Funds’ website at www.stephensfunds.com.

Management of the Funds

The Advisor

Each Fund has entered into separate investment advisory agreements (the “Advisory Agreements”) with Stephens Investment Management Group, LLC, 111 Center Street, Little Rock, Arkansas 72201, under which the Advisor manages that Fund’s investments subject to the supervision of the Board.  The Advisor was founded in 2005 and is a subsidiary of Stephens Investments Holdings LLC, a privately held and family owned company.  Key employees also have a significant ownership stake in the Advisor.  As of December 31, 2009, the Advisor’s assets under management were approximately $[387] million.  Under the Advisory Agreements, the Funds compensate the Advisor for its investment advisory services at the annual rate of 0.75% of each Fund’s average daily net assets, payable on a monthly basis.  For the fiscal year ended November 30, 2009, the Advisor received net management fees as a percentage of average daily net assets of 0.35% from the Small Cap Growth Fund.  For the fiscal year ended November 30, 2009, the Advisor did not receive any net management fees from the Mid Cap Growth Fund because the Advisor agreed to waive all of its fees pursuant to the expense limitation agreement described below.

Subject to the general supervision of the Board, the Advisor is responsible for managing the Funds in accordance with their investment objective and policies, making decisions with respect to, and also orders for, all purchases and sales of portfolio securities.  The Advisor also maintains related records for the Funds.

A discussion regarding the basis of the Board’s approval of the Advisory Agreements with the Advisor is available in the Funds’ Annual Report to shareholders for the fiscal year ended November 30, 2009.

Fund Expenses.  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for shares of each Fund to 1.10% of the Small Cap Growth Fund’s Class I Shares’ average net assets and 1.25% of the Mid Cap Growth Fund’s Class I Shares’ average net assets.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. The Funds must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

Portfolio Managers

Ryan Crane is the Senior Portfolio Manager for the Funds and Chief Investment Officer of the Advisor, and is primarily responsible for the day-to-day management of the Funds’ portfolios.  Mr.  Crane joined Stephens Inc., an affiliate of the Advisor, in September of 2004 as a Senior Portfolio Manager in charge of small and small/mid-cap growth accounts.  Prior to joining Stephens Inc., Mr. Crane worked for AIM Management Group (“AIM”) since 1994.  While at AIM, Mr. Crane was the lead manager of the AIM Small Cap Growth Fund and served as co-manager on various other AIM funds.  Mr. Crane earned a B.A. with honors in Economics from the University of Houston.  Mr. Crane is a CFA Charterholder and is FINRA Series 7, 9, 10 and 63 registered.

14

Class I Shares

John Thornton is the Co-Portfolio Manager of the Funds and is jointly responsible for the day-to-day management of the Funds’ portfolios.  Mr. Thornton joined Stephens Inc. in September of 2004 as a Co-Portfolio Manager in charge of small and small/mid-cap growth accounts.  Prior to joining Stephens Inc., Mr. Thornton worked for AIM since 2000.  While at AIM, Mr. Thornton was the senior analyst of the AIM Small Cap Growth Fund and various AIM technology funds.  Mr. Thornton earned a B.A. in Engineering at Vanderbilt University and an M.B.A. from the University of Texas – Austin.  Mr. Thornton is a CFA Charterholder and is FINRA Series 6, 7 and 63 registered.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of the Funds.

Prior Performance of Similar Accounts

The tables below show performance data provided by the Advisor relating to investment results of  composites of all small and mid cap growth accounts managed by Stephens Investment Management Group, LLC, and all other affiliates of the Advisor (the “Composite”), that have investment objectives, policies, strategies and risks substantially similar to those of the Stephens Funds®.  The Advisor includes new accounts and funds in the Composite on a timely and consistent basis.  The presentation of the prior performance of similar accounts for the full period has been time-weighted and dollar-weighted and shown net of all actual fees and expenses in accordance with Global Investment Performance Standards (“GIPS”) standards.

The Composites are not subject to the same types of expenses to which the Stephens Funds® are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940, or the Internal Revenue Code of 1986.  The performance of the Composites may have been adversely affected had it been subject to the same restrictions and limitations as the Stephens Funds®.  You should note that the Stephens Small and Mid Cap Growth Funds compute and disclose their average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Composites.  The SEC total return calculation calls for the computation and disclosure of an average annual compounded rate of return, which equates a hypothetical initial investment of $1,000 to an ending redeemable value.  The performance of the Composites may have been lower had it been calculated using the standard formula promulgated by the SEC.  The Composites’ performance is an asset-weighted aggregation of each individual account’s rate of return, which is calculated using a time-weighted rate of return methodology that has been adjusted for contributions and withdrawals.   The results presented below are not intended to predict or suggest the return to be experienced by the Stephens Funds® or the return one might achieve by investing in the Stephens Funds®.  One should not rely on the following data as an indication of future performance of the Advisor or the Stephens Funds®.  The fees and expenses of the Composites are lower than that of the Stephens Funds®.  Composite policy requires the temporary removal of any account which incurs a client initiated significant cash inflow or outflow of 10% or more of the value of the net assets of the account in any 30 day period.  The temporary removal of such an account occurs at the beginning of the month in which the significant cash flow occurs and the account re-enters the composite at the beginning of the month after the cash flow.  Additional information regarding the treatment of significant cash flows is available upon request.

[Actual account fees for the Stephens Small Cap Growth Composite for the period from inception through December 31, 2009 were [1.56]%.  If the higher expense structure of the Stephens Small Cap Growth Fund were used on the Composite, the performance results of the Composite would have been lower than shown.  As of December 31, 2009, the Stephens Small Cap Growth Composite consisted of [12] separate accounts and $[320] million in assets.  The Small Cap Growth Strategy (excluding the Funds) had [14] accounts and $[329] million in assets.  Two accounts were excluded for the month of December 2008 for a significant cash inflow.]

15

Class I Shares
The performance data below is for the Stephens Small Cap Growth Composite and is not the performance results of the Stephens Small Cap Growth Fund.

Average Annual Total Returns for the period ending December 31, 2009(1):

	One Year	Since Inception (October 7, 2004)
Accounts (Total)	-[39.92]%	-[0.94]%
S&P 500® Index	-[37.00]%	-[3.26]%
Russell 2000® Growth Index	-[38.54]%	-[3.06]%

(1)
From October 7, 2004 through June 30, 2005, the Composite contained only one account with substantially similar investment objectives, policies, strategies and risks to that of the Stephens Small Cap Growth Fund.  Subsequently, as other accounts with substantially similar investment objectives, policies, strategies and risks to that of the Stephens Small Cap Growth Fund were established, those accounts were added to the Composite on the first day of the month following their inception.

[Actual account fees for the Stephens Mid Cap Growth Composite for the period from inception through December 31, 2009 were [2.64]%.  If the higher expense structure of the Stephens Mid Cap Growth Fund were used on the Composite, the performance results of the Composite would have been lower than shown.  As of December 31, 2009, the Stephens Mid Cap Growth Composite consisted of [1] separate account and $[694,000] in assets.]

The performance data below is for the Stephens Mid Cap Growth Composite and is not the performance results of the Stephens Mid Cap Growth Fund.

Average Annual Total Returns for the period ending December 31, 2009:

	One Year	Since Inception (June 2, 2006)
Accounts (Total)	-[44.27]%	-[12.65]%
S&P 500® Index	-[37.00]%	-[10.21]%
Russell Midcap® Growth Index	-[44.32]%	-[15.03]%

Shareholder Information

Share Price

A Fund’s share price is known as its net asset value (“NAV”).  The NAV is determined by dividing the value of a Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily. Each Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent (“Transfer Agent”), or an authorized financial intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  A Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  Fair value determinations may be made as described below under procedures as adopted by the Board.

16

Class I Shares

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, a Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation determination.  If any significant discrepancies are found, a Fund may adjust its fair valuation procedures.

How to Purchase Shares

The Funds offer Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments and foundations.  Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs.  In these programs financial intermediaries have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”) that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Funds. If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary.  Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Funds toll free at (866) 735-7464, or follow the instructions below under “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

Only Class I shares are offered through this prospectus.  Class A shares of the Funds are offered in a separate prospectus.  Class I shares of the Funds are purchased or redeemed at their NAV per share next calculated after your purchase order and payment or redemption order is received by the Fund.  If you place an order for Fund shares through a Financial Intermediary, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary receives the order.  The Financial Intermediary must send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s instructions.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the Financial Intermediary will be held liable for any resulting fees or losses.  For more information about your Financial Intermediary’s rules and procedures and whether your Financial Intermediary has been authorized by the Funds to receive purchase and redemption orders on their behalf, you should contact your Financial Intermediary directly.

The minimum initial investment in Class I shares is $1 million.  This minimum can be changed or waived by the Advisor at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of initial or subsequent investments.  Circumstances that may warrant waiving or reducing the initial minimum investment include, but are not limited to, the following:

•	Defined contribution plans with plan assets of at least $10 million;
•	Bank or Trust companies investing for their own account or acting in a fiduciary or similar capacity;

17

Class I Shares

•	Certain wrap programs offered by financial institutions;
•	Registered investment advisors purchasing shares on behalf of clients investing a minimum of $100,000 per Fund through their various fee programs;
•	Institutional clients of the Advisor;
•	Trustees and officers of the Trust; and
•
Employees of the Advisor and its affiliates and their immediate families (i.e., parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and UTMA accounts naming qualifying persons).

You may purchase shares of the Funds by completing an Account Application.  Your order will not be accepted until the completed Account Application is received by the Fund or the Transfer Agent.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash, money orders or cashier’s checks unless the cashier’s checks are in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. The Funds are unable to accept post dated checks, post dated on-line bill pay checks or any conditional order or payment.  If any payment is returned for any reason, a service fee of $25 will be deducted from a shareholder’s account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates. The Funds reserve the right to reject any purchase orders if, in their opinion, it is in a Fund’s best interest to do so.  This minimum can be changed or waived by the Funds at any time.  Shareholders will be given at least a 30-day notice of any increase in the minimum dollar amount of initial or subsequent investments.

If the Funds do not have a reasonable belief of the identity of a shareholder, the Account Application will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the U.S and its territories.  The Funds generally do not sell shares to investors residing outside the U.S., even if they are U.S. citizens or lawful permanent residents, except to investors with U.S. military APO or FPO addresses.

PATRIOT Act.  The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply your full name, date of birth, social security number and permanent street address to assist in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Funds may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase by Mail.  To purchase a Fund’s shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to “Stephens Funds,” to:

Regular Mail	Overnight or Express Mail
Stephens Funds	Stephens Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at the the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

18

Class I Shares

Investing by Telephone.  If you have completed the “Telephone Purchase Authorization” section of the Account Application, you may purchase additional shares by telephoning the Funds toll free at (866) 735-7464.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, shares will be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

Purchase by Wire.  Initial Investment.  If you are making your first investment in the Funds, before you wire funds, please contact the Funds by phone to make arrangements with a customer service representative to submit your completed Account Application via mail, overnight delivery, or facsimile.  Upon receipt of your completed Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may instruct your bank to send the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 735-7464 to advise them of the wire, and to ensure proper credit upon receipt.  Your bank must include both the name of the Fund and your name so that monies can be correctly applied.

Subsequent Investments.  If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Funds to advise of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.  It is essential that your bank include the name of the Fund and your account number in all wire instructions.  If you have questions about how to invest by wire, you may call the Fund.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	Stephens Funds
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Wired funds must be received prior to 4:00 pm Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank, N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

How to Redeem Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  Redemptions made through a financial institution may be subject to procedures established by that Financial Intermediary.  Your Financial Intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds. Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the Financial Intermediary may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. While such limitations do not affect the Funds’ policies with respect to redemptions as otherwise disclosed in this Prospectus, you may wish to contact your Financial Intermediary to determine whether any such limitations may otherwise separately affect your ability to redeem your investment. For more information about your Financial Intermediary’s rules and procedures and whether your Financial Intermediary has been authorized by the Funds to receive purchase and redemption orders on its behalf, you should contact your Financial Intermediary directly.

19

Class I Shares

You may redeem part or all of a Fund’s shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail.  You may redeem Fund shares by simply sending a written request to the Fund.  Please provide the name of the Fund, account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all shareholders whose names appear on the account registration.  Redemption requests will not become effective until all documents have been received in good form by the Fund.  Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redemption requests in writing should be sent to:

Regular Mail	Overnight or Express Mail
Stephens Funds	Stephens Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, does not constitute receipt by the Transfer Agent.

Telephone or Wire Redemption.  You may redeem Fund shares by telephone by completing the “Redemption by Telephone” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by calling the Funds at (866) 735-7464.  A signature guarantee may be required of shareholders in order to qualify for or to change telephone redemption privileges on an existing account. If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed under “How to Purchase Shares.” Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Funds at (866) 735-7464 prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Fund’s records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer via the ACH network to your pre-designated bank account.  The minimum amount that may be wired is $2,500.  You will not incur any charge when proceeds are sent via the ACH network; however, most ACH transfers require two days for the bank account to receive credit.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 15 days before the redemption request.

20

Class I Shares

Prior to executing instructions received to redeem shares by telephone, the Funds will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized request.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Redemption In-Kind.  The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders), a Fund might pay all or part of a shareholder’s redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind).

Specifically, if the amount you are redeeming is in excess of the lesser of $250,000 or 1% of the Fund’s total net assets, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund’s total net assets in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.

A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	If ownership is changed on your account;
•	When redemption proceeds are sent to any person, address or bank account not on record;
•	For written requests to wire redemption proceeds, if not previously authorized on the account;
•	If a change of address request has been received by the Transfer Agent within the last 15 days;
•	For all written redemptions of $100,000 or more from any shareholder account; and
•	When establishing or modifying certain services on an account.

In addition to the situations described above, the Funds and/or the Transfer Agent reserves the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

21

Class I Shares

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 735-7464 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Exchanging Shares

You may exchange all or a portion of your investment from one Fund to any other Stephens Fund of the same share class.  Any new account established through an exchange will be subject to the minimum investment requirements described above.  Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a sale of shares for federal income tax purposes on which you may realize a taxable gain or loss.   Call the Funds (toll-free) at (866) 735-7464 to learn more about exchanges.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors and do not accommodate frequent transactions. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all of a Fund’s shareholders. The Board has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.   In addition, the Funds discourage excessive, short-term trading and other abusive trading practices and the Funds may use a variety of techniques to monitor trading activity and detect abusive trading practices.  These steps may include, among other things, the imposition of redemption fees, if necessary, monitoring trading activity, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available. As approved by the Board, these techniques may change from time to time as determined by the Funds in their sole discretion.

In an effort to discourage abusive trading practices and minimize harm to a Fund and its shareholders, the Funds reserve the right, in their sole discretion to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in Fund shares is believed by the Advisor to be harmful to the Funds) and without prior notice.  The Funds may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect a Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  Each Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Funds apply all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive. In particular, since the Funds receive purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Funds cannot always detect frequent trading. However, the Funds will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

22

Class I Shares
Service Fees and/or Other Third Party Fees

The Advisor may pay amounts from its own assets to selling or servicing agents of the Funds, including without limitation, Stephens Inc., for distribution-related activities or other services they provide.  These amounts may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both.  Agents may agree to provide a variety of marketing related services or access-advantages to the Funds, including, for example, presenting a Fund on “preferred” or “select” lists, in return for the payments.  Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor may pay amounts from its own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Transfer Agent.  The Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Funds and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients.  You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and Taxes

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  A Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options:

(1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.

If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at the Fund’s then current NAV and to reinvest all subsequent distributions.

23

Class I Shares
Tax Consequences

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law, qualified dividend income.  The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  There is no requirement that the Fund take into consideration any tax implication when implementing its investment strategy.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.  Shareholders should note that the Fund may make taxable distributions of income and capital gains even when share values have declined.

By law, the Funds must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs a Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

As required by U.S. Treasury Regulations governing tax practice, you are hereby advised that any written tax advice contained herein was not written or intended to be used (and cannot be used) by any taxpayer for the purpose of avoiding penalties that may be imposed under the Internal Revenue Code.  The advice was prepared for the Funds.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

Index Descriptions

The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies.

The Russell 2000® Growth Index measures the performance of those Russell 2000® Index companies with higher price-to-book ratios and higher forecasted growth values, which includes the 2,000 smallest companies by market capitalization within the Russell 3000® Index.

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represents approximately 30 percent of the total market capitalization of the Russell 1000® Index.

An investor cannot invest directly in an index.

24

Class I Shares

Financial Highlights

The following tables show the Funds’ financial performance for the periods shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by ________________, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

Stephens Funds®
Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

CLASS I	Year Ended November 30,			Period Ended
	2009	2008	2007	November 30, 2006(1)

Net asset value, beginning of year/period		$$12.34	$10.80	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.04)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments		(5.21)	1.55	0.83
Total from investment operations		(5.25)	1.54	0.80

LESS DISTRIBUTIONS:
From net investment income		–	–	–
From net realized gain		–	–	–
Total distributions		–	–	–
Paid-in capital from redemption fees		0.00*	–	–
Net asset value, end of year/period		$$7.09	$12.34	$10.80
Total Return	%	(42.54)%	14.26%	8.00%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)		$$13.8	$9.1	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	1.46%	1.43%	1.41%+
After fees waived and expenses absorbed	%	1.25%	1.25%	1.25%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	(1.00)%	(1.11)%	(1.23)%+
After fees waived and expenses absorbed	%	(0.79)%	(0.93)%	(1.07)%+
Portfolio turnover rate	%	43%	51%	70%^
(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

25

Class I Shares
Stephens Funds®
Financial Highlights For a capital share outstanding throughout the periods

Stephens Mid Cap Growth Fund

CLASS I	Year Ended November 30,			Period Ended
	2009	2008	2007	November 30, 2006(1)

Net asset value, beginning of year/period		$$13.39	$10.72	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss		(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments		(6.15)	2.69	0.74
Total from investment operations		(6.21)	2.67	0.72

LESS DISTRIBUTIONS
From net investment income		–	–	–
From net realized gain		–	–	–
Total distributions		–	–	–
Paid-in capital from redemption fees		0.00*	–	–
Net asset value, end of year/period		$$7.18	$13.39	$10.72
Total Return	%	(46.38)%	24.91%	7.20%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)		$$4.0	$3.7	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	2.19%	2.89%	3.13%+
After fees waived and expenses absorbed	%	1.25%	1.25%	1.25%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	%	(1.57)%	(2.40)%	(2.65)%+
After fees waived and expenses absorbed	%	(0.63)%	(0.76)%	(0.77)%+
Portfolio turnover rate	%	32%	52%	29%^
(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

26

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial institution, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial institution would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus

27

Stephens Funds®

www.stephensfunds.com

(866) 735-7464

Investment Advisor
Stephens Investment Management Group, LLC
111 Center Street
Little Rock, AR 72201

Custodian
U.S. Bank N.A.
1555 N. River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53201
(866) 735-7464

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

	Ticker	CUSIP
Stephens Small Cap Growth Fund – Class I	STSIX	742935380
Stephens Mid Cap Growth Fund – Class I	SFMIX	742935372

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Stephens Small Cap Growth Fund
Stephens Mid Cap Growth Fund

Class I Shares

You can find more information about the Funds in the following documents:

Statement of Additional Information (“SAI”)
The Funds’ SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.  It is legally considered a part of this Prospectus.

Annual and Semi-Annual Reports
Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report you will find a discussion of the market conditions and investment strategies that affected the Funds’ performance during its last fiscal year.

You can obtain these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

Stephens Funds®
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(866) 735-7464
www.stephensfunds.com

You can review and copy information, including the Funds’ reports and SAI, at the Public Reference Room of the SEC 100 F Street, N.E. Washington, D.C. 20549-1520. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Funds are also available:

•	Free of charge on the Funds’ website at www.stephensfunds.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-05037)

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STATEMENT OF ADDITIONAL INFORMATION
March 31, 2010

Stephens Small Cap Growth Fund
Class A Shares - STSGX
Class I Shares - STSIX

Stephens Mid Cap Growth Fund
Class A Shares - STMGX
Class I Shares - SFMIX

111 Center Street
Little Rock, Arkansas 72201
(866) 735-7464

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Class A shares Prospectus and the Class I shares Prospectus, both dated March 31, 2010, as may be revised, of the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund (each, a “Fund,” and collectively, the “Funds” or “Stephens Funds®”), advised by Stephens Investment Management Group, LLC (the “Advisor”), each a series of Professionally Managed Portfolios (the “Trust”).  A copy of each Prospectus is available by calling the number listed above.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated November 30, 2009 as filed with the Securities and Exchange Commission (“SEC”).

THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987 and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Stephens Funds®.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Funds’ assets for any shareholder held personally liable for obligations of the Funds or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Funds or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Funds.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

Class A Shares of the Stephens Small Cap Growth Fund commenced operations on December 1, 2005.  Class I Shares of the Stephens Small Cap Growth Fund commenced operations on August 31, 2006.

Class A Shares of the Stephens Mid Cap Growth Fund commenced operations on February 1, 2006.
Class I Shares of the Stephens Mid Cap Growth Fund commenced operations on August 31, 2006.

The Funds’ Prospectuses and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES

Each Fund is diversified.  This means that as to 75% of a Fund’s total assets the Fund may not invest more than 5% of its total assets in the securities of a single issuer, or hold more than 10% of the outstanding voting securities of a single issuer.  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

The following information supplements the discussion of the Funds’ principal investment strategies as set forth in the Prospectuses.

Consistent with each Fund’s investment objective and strategies, each Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities.
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Funds may invest.  The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds.  The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery.  The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis.  There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Funds’ portfolios may fluctuate substantially from day to day.  Owning an equity security can also subject the Funds to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small- and medium-sized companies, it will be exposed to the risks of small- and medium-sized companies.  Small- and medium-sized companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies.  Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

In addition, the Funds may invest in companies that are unseasoned; that is, companies that have limited or unprofitable operating histories, limited financial resources, and inexperienced management.  In addition, small and unseasoned companies often face competition from larger or more established firms that have greater resources.  Securities of small and unseasoned companies are frequently traded in the over-the-counter market or on regional exchanges where low trading volumes may result in erratic or abrupt price movements.  To dispose of these securities, the Funds may need to sell them over an extended period or below the original purchase price.  Investments by the Funds in these small or unseasoned companies may also be regarded as speculative.

Common Stock.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to a Fund.

Preferred Stock.
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond. Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.
Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Other Investment Companies.
Each Fund may invest in the securities of other registered investment companies, including exchange-traded funds (“ETFs”), money market mutual funds and other mutual funds, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.  A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Section 12(d)(1)(A) generally prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

Exchange-Traded Funds.
Each Fund may also invest in shares of ETFs.  ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, a Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, a Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.
As a purchaser of ETF shares on the secondary market, the Funds will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem its ETF shares directly from the ETF.

Not all ETFs in which the Funds may invest will be invested exclusively in small or mid-cap companies.  In determining whether an ETF satisfies the 80% test, the Funds look to the average dollar weighted market capitalization of the ETF portfolio.

Fixed Income Securities.
Fixed-income securities include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed income securities that will be eligible for purchase by the Funds include investment grade corporate debt securities, those rated BBB or better by Standard & Poor’s® Ratings Group (“S&P®”) or Baa or better by Moody’s Investors Service©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after a Fund has acquired the security.  If a security’s rating is reduced while it is held by a Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Warrants.
Each Fund may invest a portion of its assets in warrants.  A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Foreign Investments and Currencies.
The Funds may invest in securities of foreign issuers that are not publicly traded in the United States.  The Funds may also invest in American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”) and foreign securities traded on a national securities market, and purchase and sell foreign currency on a spot basis.

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and a Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures), possible foreign withholding taxes on dividends and interest payable to a Fund, possible taxes on trading profits, inflation, and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, the Funds may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in these markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede a Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk of price volatility associated with a Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

Dividends and interest payable on a Fund’s foreign securities may be subject to foreign withholding tax.  The Funds may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to the Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in the Funds under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

To the extent the Funds invest in securities denominated in foreign currencies, the Funds will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting the Funds to the risk of fluctuating currency exchange rates pending settlement.

Real Estate Investment Trusts.
Each Fund may invest up to 5% of its net assets in shares of Real Estate Investment Trusts (“REITs”).  Recently the real estate industry has been subject to substantial declines in value and that has increased the risks of investing in REITs.  REITs are companies that develop, own or finance real estate.  Most specialize in commercial property like apartments, offices, malls, clinics and warehouses.  Some specialize in a city or region.  Some finance real estate transactions by making loans or buying mortgages.

REITs and real estate operating companies may be affected by changes in the value of their underlying properties or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects.  In certain cases, the organizational documents of a REIT may grant the REIT’s sponsors the right to exercise control over the operations of the REIT even though the sponsor owns only a minority share; or a conflict of interest (for example, the desire to postpone certain taxable events) could influence a sponsor to not act in the best interests of the REIT’s shareholders.  The organizational documents of many REITs also contain various anti-takeover provisions that could have the effect of delaying or preventing a transaction or change in control of the REIT that might involve a premium price for the REIT’s shares or otherwise may not be in the best interests of the REIT’s shareholders.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT or a real estate operating company may be affected by changes in the tax laws or by its failure to qualify for tax-free pass-through of income.

Borrowing.
Each Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, each Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 15% of the value of its total assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of a Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Securities Lending.
Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever a Fund’s portfolio securities are loaned:  (1) a Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs; and (7) a Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.   These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  A Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with a Fund.  In addition, the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Funds could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that a Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

Options, Futures and Other Strategies.
Each Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”).  The Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.  The Funds will not invest in futures for speculative purposes.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, the Funds’ ability to use Financial Instruments will be limited by tax considerations.  See “Distributions and Tax Information.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectuses, the Advisor may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the Advisor develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The Advisor may utilize these opportunities to the extent that they are consistent with the Funds’ investment objectives and permitted by the Funds’ investment limitations and applicable regulatory authorities.  The Prospectuses or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectuses.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the Advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by the Advisor may still not result in a successful transaction.  The Advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

The Funds will not enter into any transactions using Financial Instruments (except for purchased options) unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Options on Securities and Securities Indices.
The Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle a Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  The Funds normally will purchase put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle a Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

The Funds may purchase and sell options traded on U.S. and foreign exchanges.  Although the Funds will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Funds may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which it may invest.  A covered call option involves a Fund’s giving another party, in return for a premium, the right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, the Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, a Fund’s ability to sell the underlying security is limited while the option is in effect unless the Fund effects a closing purchase transaction.

The Funds may also write covered put options that give the holder of the option the right to sell the underlying security to a Fund at the stated exercise price.  The Funds will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, a Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund’s option orders.

Futures and Options on Futures.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  The Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.  The Funds will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when a Fund invests in futures contracts, the Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures.

The Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return.  No price is paid upon entering into futures contracts.  Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Short-Term Investments.
The Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits.
The Funds may hold certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in the Prospectuses, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes.
The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P®, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix A.

Government Obligations.
The Funds may make short-term investments in U.S. government obligations.  Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issuers of such entities as the Government National Mortgage Association (“GNMA”).  Of these obligations, only those of the GNMA and T-Bills, are supported by the full faith and credit of the U.S. Treasury.

Agency Obligations.
The Funds may make short-term investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association. Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

Repurchase Agreements.
Each Fund may enter into repurchase agreements with respect to its portfolio securities.  Pursuant to such agreements, a Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price.  The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security).  Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system.  The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement.  If the seller defaults on its repurchase obligation, a Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement.  Bankruptcy or insolvency of such a defaulting seller may cause a Fund’s rights with respect to such securities to be delayed or limited.  Repurchase agreements are considered to be loans under the 1940 Act.  Each Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Neither of the Funds have any current intent to invest in repurchase agreements, although both Funds reserve the right to do so.

Illiquid Securities.
Each Fund may not invest more than 15% of the value of its net assets in securities that have legal or contractual restrictions on resale or are otherwise illiquid.  The Advisor will monitor the amount of illiquid securities in each Fund’s portfolio, under the supervision of the Board), to ensure compliance with each Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

Restricted Securities.
The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Funds may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that a Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Funds might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Funds might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Issuing Senior Securities.
Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by the Funds and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.  The Funds may not:

1.           Make loans to others, except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

2.           a)      Borrow money or issue senior securities except to the extent permitted by the Investment Company Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

      b)      Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account, or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.           Purchase or sell commodities or commodity contracts (other than futures transactions for the purposes and under the conditions described in the prospectuses and in this SAI).

5.           Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry or group of related industries.  A Fund may, however, invest for temporary defensive purposes up to 100% of the value of the total assets in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

6.           Purchase the securities of any issuer, if as a result more than 5% of the total assets of a Fund would be invested in the securities of that issuer, other than obligations of the U.S. Government, its agencies or instrumentalities, or if as a result the Fund would own more than 10% of the outstanding voting securities of such issuer, provided that up to 25% of the value of the Fund’s assets may be invested without regard to this limitation.

7.           Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

The Funds observe the following policies, which are deemed non-fundamental and which may be changed without shareholder vote, but the change will only be effective after notice is given to shareholders of a Fund.  The Funds may not:

1.           Subject to fundamental investment restriction 6 above, purchase any security if as a result a Fund would then hold more than 10% of any class of securities of an issuer (taking all common stock issues of an issuer as a single class, all preferred stock issues as a single class, and all debt issues as a single class) or more than 10% of the outstanding voting securities of an issuer.

2.           Invest in any issuer for purposes of exercising control or management.

3.           With respect to fundamental investment restriction 2 above, each Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.           Invest more than 15% of the value of its net assets in illiquid securities.  Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days.  Illiquid securities may include restricted securities not determined to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing, if a percentage restriction described in the Prospectuses or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

It is each Fund’s policy that it will not make any change in its investment policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in the investments suggested by the Fund’s name without first changing the Fund’s name and providing the Fund’s shareholders with at least a 60-day prior notice.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  (See “Execution of Portfolio Transactions and Brokerage”.)

The portfolio turnover for each Fund for the following fiscal periods is set forth below.

Small Cap Growth Fund	Turnover
Fiscal Year Ended November 30, 2009	35%
Fiscal Year Ended November 30, 2008	43%

Mid Cap Growth Fund	Turnover
Fiscal Year Ended November 30, 2009	29%
Fiscal Year Ended November 30, 2008	32%

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which a Fund’s portfolio holdings may be disclosed under this policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, the principal underwriter or any other affiliated person of the Fund.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to the policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their complete portfolio holdings and certain other portfolio characteristics on the Funds’ website at www.stephensfunds.com generally seven business days after the completion of the following calendar month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time that it is filed with the SEC.
In the event of a conflict between the interests of a Fund and the interests of the Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to any mutual fund and statistical agencies and additional third parties, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party in connection with any arrangement receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

There can be no assurance that the policy and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.stephensfunds.com for additional information about the Funds, including, without limitation, the periodic disclosure of their portfolio holdings.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the Officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and Officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the following table.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	2	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	2	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	2	None.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli (born 1950) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	2	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Robert M. Slotky (born 1947) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term; Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC since July 2001.	Not Applicable.	Not Applicable.
Eric W. Falkeis (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Executive Vice President	Indefinite Term; Since November 2009.	Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable.	Not Applicable.
Patrick J. Rudnick (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Elaine E. Richards (born 1968) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
			Not Applicable.	Not Applicable.
(1)      The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)      The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

Trust Committees.
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. The Nominating Committee did not meet during the Funds’ last fiscal year.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a fund’s financial statements and to ensure the integrity of a fund’s pricing and financial reporting. The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal year with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met once during the Funds’ last fiscal year with respect to the Funds.

Trustee Ownership of Portfolio Shares and Other Interests.
The following table shows the amount of Fund shares and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2009.

Name	Dollar Range of Mid Cap Growth Fund Shares	Dollar Range of Small Cap Growth Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	None	$10,001 - $50,000
Wallace L. Cook	None	None	Over $100,000
Carl A. Froebel	None	None	$10,001 - $50,000
Steven J. Paggioli	None	None	$50,001 - $100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Portfolio’s principal underwriter, or any of their affiliates. Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Portfolio’s principal underwriter or any of its affiliates.

Compensation.
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended November 30, 2009.

Name of Person/Position	Aggregate Compensation From the Small Cap Growth Fund	Aggregate Compensation From the Mid Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$1,266	$1,061	None	None	$2,327

Name of Person/Position	Aggregate Compensation From the Small Cap Growth Fund	Aggregate Compensation From the Mid Cap Growth Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Funds and Fund Complex(1) Paid to Trustees
Wallace L. Cook, Trustee	$1,062	$889	None	None	$1,951
Carl A. Froebel, Trustee	$1,062	$889	None	None	$1,951
Steven J. Paggioli, Trustee	$1,062	$889	None	None	$1,951
(1)
There are currently numerous portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds. For the fiscal year ended November 30, 2009, Trustees’ fees and expenses in the amount of $174,000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegate the responsibility for voting proxies on behalf of the Funds to the Advisor in accordance with the Advisor’s Proxy Voting Policy and subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.  The Advisor has adopted a Proxy Voting Policy that underscores the Advisor’s concern that all proxies voting decisions be made in the best economic interests of the Funds.  The Advisor’s policy is attached as Appendix B.

The Trust is required to file a Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free 1-866-735-7464 and on the SEC’s website at www.sec.gov.

Control Persons and Principal Shareholders.
A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of March __, 2010, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of either Fund.

As of March __, 2010 the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Principal Shareholders of the Stephens Small Cap Growth Fund

Class A Shares
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Beneficial

Class I Shares
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record

Principal Shareholders of the Stephens Mid Cap Growth Fund

Class A Shares
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record and Beneficial

Class I Shares
Name and Address	% Ownership	Type of Ownership
[ ]	[ ]%	Record
[ ]	[ ]%	Record
[ ]	[ ]%	Record

THE FUNDS’ INVESTMENT ADVISOR

Stephens Investment Management Group, LLC, is located at 111 Center Street, Little Rock, Arkansas 72201 and acts as investment advisor to the Funds pursuant to a separate investment advisory agreement for each Fund (the “Advisory Agreement”) with the Trust.  The Advisor is a subsidiary of Stephens Investments Holdings LLC, a privately held and family owned company.  Key employees also have a significant ownership stake in the Advisor.  A trust for the benefit of Warren A. Stephens holds 100% of the voting rights in Stephens Investments Holdings LLC.

Each Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.  Each Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than a 60-day, nor less than a 30-day, written notice when authorized either by a majority vote of a Funds’ shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than a 60-day, nor less than a 30-day, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  Each Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreements, the Advisor is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly, based on a rate equal to 0.75% of the Fund’s average daily net assets as specified in the Funds’ Prospectuses.  However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis. The Funds paid the following fees to the Advisor for the periods shown:

Small Cap Growth Fund
	Fiscal Year Ended November 30, 2009	Fiscal Year Ended November 30, 2008	Fiscal Year Ended November 30, 2007
Fees Accrued	$322,307	$315,926	$331,929
Fees Waived and Expenses Absorbed	$173,326	$79,306	$79,636
Net Advisory Fee Paid	$148,981	$236,620	$252,293

Mid Cap Growth Fund
	Fiscal Year Ended November 30, 2009	Fiscal Year Ended November 30, 2008	Fiscal Year Ended November 30, 2007
Fees Accrued	$97,427	$136,972	$87,595
Fees Waived and Expenses Absorbed	$233,862	$170,361	$179,613
Net Advisory Fee Paid	-$136,435	-$33,389	-$92,018

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, extraordinary, interest and tax expenses) in order to limit each Fund’s Total Annual Fund Operating Expenses for shares of the Funds  as follows:

	Expense Caps
Fund	Class A Shares	Class I Shares
Stephens Small Cap Growth Fund	1.35%	1.10%
Stephens Mid Cap Growth Fund	1.50%	1.25%

The Expense Caps will remain in effect until at least March 31, 2011 and may continue for an indefinite period thereafter as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.  Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Portfolio Managers.
The Funds are managed by Mr. Ryan Crane and Mr. John Thornton.  The following provides information regarding accounts other than the Funds that are managed by Mr. Crane and Mr. Thornton (the “Portfolio Managers”) as of November 30, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	[ ]	$[ ] million	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	$[ ] million	[ ]	[ ]
Other Accounts	[ ]	$[ ] million	[ ]	[ ]

Conflicts of interest may arise in connection with the allocation and timing of investment opportunities among the Portfolio Managers’ advised accounts.  The Portfolio Managers’ advised accounts include separate accounts and the Funds.  The majority of these accounts are presently managed in a small cap growth, mid-cap growth or small/mid-cap growth investment style or “trading group”.  The separate accounts include several accounts that are owned by affiliates of the Advisor.

The Portfolio Managers seek to allocate investment opportunities to clients as fairly and equitably as possible in the particular circumstances of each trade, without favoring particular accounts over the long term.  Allocations may take into consideration factors such as the size of or number of positions in a client’s portfolio, concentration and size of holdings, investment objectives and guidelines, purchase cost and cash availability, investment imbalances, prior participation in similar opportunities, limitations on the availability of an investment, special needs and other considerations.

The Portfolio Managers generally buy or sell securities or other investments for more than one client at a time.  When possible, the portfolio managers aggregate or “bunch” trades for multiple clients to maximize efficiency and minimize trading costs (generally excluding certain trades such as wrap program trades) and place the bunched trade with the broker that the portfolio managers expect to provide best execution.  The portfolio managers seek to allocate bunched trades (and trading costs) in a manner that is fair and equitable to all participating clients, consistent with practical limitations.  The allocation method most commonly used is an equal percentage or level percentage allocation among the accounts in a particular trading group.  This leveling method seeks to bring a particular securities position in an account to a relatively equal percentage of total account assets, when compared with other accounts after the trade (e.g., by investing all accounts in a particular trading group that hold less than 3% of their total assets in the security up to 3% in the security).  Other allocation methods may include, without limitation, a pro rata distribution based on order size or actions taken to address other circumstances, such as special cash issues, investment imbalances or limited quantities, or other unique account or trading considerations.

The Portfolio Managers cannot assure the equal participation of every client in every investment opportunity or every transaction.  The Portfolio Managers may determine that a limited supply or demand for a particular opportunity or investment or other factors noted above may preclude the participation of some clients in a particular purchase or sale.

In cases where separate trading groups (i.e. Small Cap Growth and Small-Mid Cap Growth) are seeking to purchase or sell the same security at the same time, the order in which the trades are executed for each trading group will change with each subsequent order.

Both of the Portfolio Managers receive compensation as the Funds’ portfolio managers in the form of a fixed salary and bonus.  The Portfolio Managers are eligible to participate in the Stephens Inc. 401(k) plan under the same guidelines and criteria established for all employees of Stephens Inc. and its affiliates.  Also, in 2008 certain key employees, including Portfolio Managers, were awarded a minority ownership in the Advisor.  This interest entitles the holders to participate in the profits of the Advisor.  For the Funds’ most recent fiscal year, the Advisor was not profitable, and thus no additional cash compensation was awarded.

The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of November 30, 2009:

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000, Over $1,000,000)
	Stephens Small Cap Growth Fund	Stephens Mid Cap Growth Fund
Ryan Crane	$[ ] - $[ ]	$[ ] - $[ ]
John Thornton	$[ ] - $[ ]	$[ ] - $[ ]

SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC, (“USBFS” or the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator to the Funds pursuant to an administration agreement (the “Administration Agreement”).  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, USBFS will receive from each Fund 0.12% of average net assets on the first $50 million of Fund assets, 0.10% of average net assets on the next $150 million, and 0.05% on the balance, all subject to an annual minimum fee of $50,000.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board of Trustees.

For the periods shown below the Mid Cap Growth Fund and the Small Cap Growth Fund paid USBFS the following:

Small Cap Growth Fund	Fee Paid
Fiscal Year Ended November 30, 2009	$55,452
Fiscal Year Ended November 30, 2008	$52,372
Fiscal Year Ended November 30, 2007	$53,120

Mid Cap Growth Fund	Fee Paid
Fiscal Year Ended November 30, 2009	$49,713
Fiscal Year Ended November 30, 2008	$46,756
Fiscal Year Ended November 30, 2007	$35,795

Custodian.
U.S. Bank, National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Transfer Agent, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel.
_______________, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, Park Avenue Tower, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Trust.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreements, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreements with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.  Such broker-dealers may include Stephens Inc., an affiliate of the Advisor.  Portfolio transactions may also be placed with broker-dealers in which the Advisor has invested on behalf of the Fund and/or client accounts.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Fund, in accordance with Section 28(e) under the Securities and Exchange Act of 1934 when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to the Funds and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Funds are made independently from those of other client accounts or mutual funds managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such other accounts.  In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal periods shown below, the Small Cap Growth Fund and the Mid Cap Growth Fund paid aggregate brokerage commissions in the amounts of:

Small Cap Growth Fund	Aggregate Brokerage Commissions
Fiscal Year Ended November 30, 2009	$83,214
Fiscal Year Ended November 30, 2008	$90,089
Fiscal Year Ended November 30, 2007	$70,753

Mid Cap Growth Fund	Aggregate Brokerage Commissions
Fiscal Year Ended November 30, 2009	$11,106
Fiscal Year Ended November 30, 2008	$15,056
Fiscal Year Ended November 30, 2007	$10,811

The following was paid to firms for research, statistical or other services provided to the Advisor from the amounts above:

Small Cap Growth Fund
Fiscal Year Ended November 30, 2009	$4,569
Fiscal Year Ended November 30, 2008	$5,447
Fiscal Year Ended November 30, 2007	$3,294

Mid Cap Growth Fund
Fiscal Year Ended November 30, 2009	$503
Fiscal Year Ended November 30, 2008	$1,258
Fiscal Year Ended November 30, 2007	$506

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

12B-1 DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

As noted in the Prospectus relating to Class A shares, the Funds have adopted a distribution and shareholder servicing plan for their Class A shares pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”).  Under the 12b-1 Plan, each Fund pays a fee to the distributor for distribution services (the “Distribution Fee”) at an annual rate of 0.25% of the Fund’s Class A Shares’ average daily net asset value.  The 12b-1 Plan provides that the distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the 12b-1 Plan, or to provide certain shareholder services.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by Class A shares of a Fund during any year may be more or less than actual expenses incurred pursuant to the 12b-1 Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

The distributor may use the Distribution Fee to pay for services covered by the 12b-1 Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Fund shares, the printing and mailing of prospectuses, statements of additional information and reports, the printing and mailing of sales literature pertaining to the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

The 12b-1 Plan provides that it will continue from year to year upon approval by the majority vote of the Board, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the 12b-1 Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, currently cast in person at a meeting called for that purpose, provided that such trustees have made a determination that there is a reasonable likelihood that the 12b-1 Plan will benefit the Fund and its shareholders.  It is also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund shares outstanding.  All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of a majority of the Board and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The 12b-1 Plan requires that the distributor provide to the Board, at least quarterly, a written report on the amounts and purpose of any payment made under the 12b-1 Plan.  The distributor is also required to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the 12b-1 Plan should be continued.

As noted above, the 12b-1 Plan provides for the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) and for the provision of personal services to shareholders.  The payments made by the Funds to financial intermediaries are based primarily on the dollar amount of assets invested in the Funds through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals.  Stephens Inc., an affiliate of the Advisor and a registered broker-dealer, is one such financial intermediary.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Funds’ 12b-1 Plan, the Funds may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Funds for their employees.  In addition, the Funds may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Funds are discussed.

In addition, the Funds may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the distributor may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Funds’ shares.  In addition, in its discretion, the Advisor may pay additional fees to such intermediaries from its own assets.

The tables below show the amount of 12b-1 fees incurred and the allocation of such fees by Class A shares of the Small Cap Growth Fund and the Mid Cap Growth Fund for the fiscal year ended November 30, 2009.

Fund	12b-1 fees incurred
Small Cap Growth Fund
Class A shares	$45,007

Mid Cap Growth Fund
Class A shares	$22,660

Fund	Advertising and Marketing	Printing and Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other Expenses
Small Cap Growth Fund
Class A shares	$0	$1,332	$0	$43,675	$0	$0

Mid Cap Growth Fund
Class A shares	$0	$6,217	$0	$16,443	$0	$0

DETERMINATION OF SHARE PRICE

The NAV per share of a Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things:  (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

The securities in the Funds’ portfolios, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

Options on securities shall be valued at the mean between the most recent quoted bid and asked quotations.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of the Funds’ shares.

How to Buy Shares.
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds from certain financial intermediaries and their agents that have made arrangements with the Funds and are authorized to buy and sell shares of the Funds (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged by those agents.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of Fund shares is its NAV plus any applicable sales charges.  Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Funds’ Prospectuses.  In order to receive that day’s public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of a Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of a Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments and redemption fees for certain fiduciary and retirement plan accounts, for employees of the Advisor or under circumstances where certain economies can be achieved in sales of a Fund’s shares.

In addition to cash purchases, a Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan.
As discussed in the Prospectuses, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not assure a profit nor does it protect against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds.
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for Fund shares redeemed directly from the Funds will be made as promptly as possible but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Funds’ Prospectuses, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of a Fund’s shareholders.  Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions.
As described in the Prospectuses, shareholders with telephone privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries from any person claiming to be a shareholder, the Funds or their authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone.  In this event, you may wish to submit a written redemption request, as described in the Prospectuses.  The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions In-Kind.
The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of a Fund’s assets).  The Funds have reserved the right to pay the redemption price of their shares, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Funds do not intend to invest any significant percentage of its portfolio in illiquid securities, although a Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid.  In the unlikely event a Fund were to elect to make an in-kind redemption, each Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If a Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or a Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Funds do not anticipate that they would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law.  Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

Finder’s Fees.
As discussed in the Prospectuses, the Advisor may pay a finder’s fee for investments made over $1 million in a Fund.  Please note that dealers or financial institutions receiving such finders’ fees would not be eligible to receive 12b-1 fees on those investments for the first year those monies stay invested in the Fund.

DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends from net investment income and distributions from net profits from the sale of securities are generally made at least annually, as described in the Prospectuses.  Also, the Funds typically distribute any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended November 30 of each year will also be distributed by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year each Fund will issue to each shareholder a statement of the federal income tax status of all distributions for the previous year.

Tax Information.
Each series of the Trust, including the Funds, is treated as a separate entity for federal income tax purposes.  The Funds have elected to qualify and intend to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing and amount of distributions.  The Funds’ policy is to distribute to shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes. However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of ordinary income for such year, (ii) at least 98% of the excess of realized capital gains over realized capital losses for the 12-month period ending on November 30 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If, in any taxable year, a Fund fails to qualify as a regulated investment company under subchapter M of the Code, it will be taxed as a corporation.

The Funds’ ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Funds.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, under current law, a portion of the distributions paid by the Funds may be qualified dividends eligible for taxation at long-term capital gain rates to the extent the Funds designate the amount distributed as a qualifying dividend.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent a Fund designates the amount distributed as a qualifying dividend.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for their taxable year.  In view of the Funds’ investment policy, it is expected that dividends from domestic corporations will be part of the Funds’ gross income and that, accordingly, part of the distributions by the Funds may be eligible for the dividends-received deduction for corporate shareholders.  However, the portion of the Funds’ gross income attributable to qualifying dividends is largely dependent on the Funds’ investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Under the Code, the Funds will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The Funds will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to the Funds and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Funds under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUNDS’ PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Funds and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Funds.  These payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between the Funds’ representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2009 the Advisor has agreements with [6] firms to pay such Support Payments, which are structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab Corp	$[ ]
National Financial Services Corp.	$[ ]
Ameriprise Financial Services	$[ ]
MSCS Financial Services	$[ ]
Pershing LLC	$[ ]
UBS	$[ ]

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Funds shares.

FINANCIAL STATEMENTS

The Funds’ Annual Report to shareholders for the fiscal year ended November 30, 2009 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS*

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

*   Ratings are generally given to securities at the time of issuance.  While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

APPENDIX B
ADVISOR PROXY VOTING POLICY

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC
PROXY VOTING POLICIES AND PROCEDURES

Stephens Investment Management Group, LLC (“SIMG”) has adopted the policies and procedures set out below regarding the voting of proxies on securities held in investment advisory client accounts (the “Policy”).  This Policy is designed by SIMG to comply with its legal, fiduciary and contractual obligations where SIMG has the authority to vote such proxies.  It is the policy of SIMG to vote all proxies on securities held in investment advisory client accounts over which SIMG has voting authority (the “Proxies”) in the best economic interest of its clients.

RESPONSIBILITY

SIMG’s Board of Managers has responsibility for determining SIMG’s Proxy Voting Policies and Procedures, exceptions to the procedures and the framework for how SIMG will vote Proxies in accordance with these procedures.  SIMG’s Proxy Committee consists of the Chief Investment Officer, the Chief Compliance Officer, the Portfolio Manager and the Financial Analyst who collectively have a broad and diverse range of experience in the financial services industry.

The responsibility for monitoring the Policy and the practices, disclosures and recordkeeping relating to SIMG’s Proxy voting will be coordinated through SIMG’s compliance department.  Regular reports of proxy votes will be communicated to SIMG’s Board of Managers.

PROCEDURES

SIMG has established various procedures related to Proxy voting to implement the Policy set forth herein.  The Policy and procedures may be amended or updated from time to time as appropriate.

Determining Proxy Responsibility.  At the opening of each investment advisory client relationship, proxy voting responsibility, including any applicable regulatory requirements, will be determined, and any client proxy policies and/or guidelines regarding proxy voting will be ascertained.  SIMG’s investment management agreements typically specify that SIMG will assume proxy voting authority, unless a client retains such authority.

Voting and Voting Guidelines.  SIMG has retained the services of RiskMetrics Group Inc.’s ISS Governance Services (“ISS”), (formerly known as Institutional Shareholder Services), an independent proxy-voting service provider, to provide research, recommendations and other proxy voting services for client Proxies.  Absent a determination by SIMG’s Proxy Committee to override ISS’s guidelines and/or recommendations, SIMG will vote all client Proxies in accordance with ISS guidelines and recommendations.  SIMG has also retained ISS for its turn-key voting agent service to administer its Proxy voting operation.  As such, ISS is responsible for submitting all Proxies in a timely manner and for maintaining appropriate records of Proxy votes.  SIMG may hire other service providers or replace or supplement ISS with respect to any of the services SIMG currently receives from ISS.

ISS maintains Proxy Voting Guidelines and Policies (the “Guidelines”) that address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive compensation, reorganizations, mergers and various shareholder proposals.  These Guidelines may be amended by ISS from time to time.

Overrides.  While it is generally SIMG’s policy to follow the most current version of the Guidelines and recommendations from ISS, SIMG retains the authority to adopt guidelines from time to time that differ from the Guidelines.  In addition, SIMG retains the authority on any particular Proxy vote to vote differently from the Guidelines or a related ISS recommendation.  Such authority may be exercised only by the Proxy Committee.  With respect to changing any voting guidelines from the ISS Guidelines, the Proxy Committee will consider the reasons for changing the guidelines and will create and maintain a written record reflecting its reasons for adopting the changed guidelines.

Copies of upcoming proxy votes will be circulated to the Proxy Committee along with ISS’s recommendation for each proxy vote.  If any member of the Proxy Committee wishes to override ISS’s voting recommendation, a meeting of the Proxy Committee shall be convened to discuss whether to override ISS’s recommendation.  The Proxy Committee shall:
(i)	consider the reasons for voting in a manner different from the ISS recommendation;
(ii)
consider whether there is a material conflict of interest between SIMG and its advisory clients that would make it inappropriate for the Proxy Committee to vote in a manner different from the ISS recommendations;

(iii)	exercise its judgment to vote the Proxy in the best economic interests of SIMG’s investment advisory clients; and
(iv)	create and maintain a written record reflecting the basis for its judgment as to such Proxy vote.
In the event that any member of the Proxy Committee has any material pecuniary interest (direct or indirect) in a Proxy matter that is separate and distinct from that of a shareholder of the Proxy issuer, then the member shall recuse himself from the Proxy Committee’s deliberations regarding that matter.

Input from Others.  The Proxy Committee may, with respect to any particular proxy matter under consideration, solicit and/or receive input from any employee of SIMG or its affiliates (e.g., an employee with the Stephens Inc. Research Department), so long as neither the individual nor his department have a material interest in the outcome of the proxy matter under consideration that would potentially conflict with the economic interests of SIMG’s advisory clients.  For example, the Proxy Committee should not solicit input from a Stephens Inc. investment banker with respect to a proxy matter if Stephens Inc. investment bankers are advising the issuer on the transaction underlying the proxy.

Conflicts of Interest.  SIMG is part of a large financial services organization that has investment banking and other business relationships with, and/or ownership interests in, many issuers of securities.  Such relationships may, from time to time, create or give rise to the appearance of a conflict of interest between SIMG (or its affiliates) and its clients.  For example, an affiliate of SIMG may have an investment banking relationship with an issuer of voting securities that could create the potential for a conflict with SIMG’s duty, in the Proxy voting process, to act in the best economic interest of its investment advisory clients.  SIMG has implemented procedures designed to prevent conflicts of interest from influencing its Proxy voting decisions.  These procedures include information barriers and, most significantly, the use of an independent third party (currently ISS) to assist in the Proxy voting process.

Recordkeeping.  SIMG shall maintain relevant records, in paper or electronic format, through EDGAR or ISS, including Proxy statements, related research materials, Proxy ballots and votes, on an issue and client basis.  SIMG shall also maintain a copy of any written client request for Proxy voting information regarding investment advisory client securities and any written responses thereto.

Periodic Review.  The Proxy Committee shall periodically review the Proxy voting services provided by any third party for purposes of evaluating the effectiveness and overall quality of the Policy and the Proxy services. SIMG’s Board of Managers shall regularly review proxy votes and periodically review the Policy.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

1

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

2

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xvi)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvii)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxi)	Investment Advisory Agreement dated _______, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

3

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

	(xii)	Distribution Agreement dated _______, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC – to be filed by amendment.
(xiii)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Form of Distribution Agreement dated ______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xv)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvii)	Distribution Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory funds and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

5

(x)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xi)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvi)	Amendment to Custodian Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

6

(i)(I)
Addendum to Fund Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(i)(J)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(K)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(P)	Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

7

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(J)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(O)	Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

8

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(J)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(K)
Transfer Agent Agreement dated May 1, 2009 between the Trust, on behalf of Jordan Opportunity Fund, and Atlantic Shareholder Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(O)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(P)	Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

9

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xii)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xviii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xix)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

10

(xxi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiv)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxvi)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxvii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxviii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxix)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxx)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxxi)	Operating Expense Limitation Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

11

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

12

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

13

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

	(xxvii)(A)	Opinion of Counsel dated ________, 2010 by Goodwin Procter LLP for the Brown Advisory Funds – to be filed by amendment.
	(xxvii)(B)	Consent of Counsel dated ________, 2010 by Paul, Hastings, Janofsky & Walker for the Brown Advisory Funds – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.
(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

14

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xiii)	Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds – to be filed by amendment.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(vii)	Rule 18f-3 Plan dated ________, 2010 by the Trust on behalf of the Brown Advisory Funds – to be filed by amendment.
(o)		Reserved.

15

(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

16

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds

17

Alpine Series Trust	Masters' Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Brazos Mutual Funds	MP63 Fund, Inc.
Bridges Investment Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds, Inc.
Country Mutual Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	Rockland Funds Trust
Guinness Atkinson Funds	Thompson Plumb Funds, Inc.
Harding Loevner Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Funds Trust	Trust for Professional Managers
Hennessy Funds, Inc.	USA Mutuals Funds
Hennessy Mutual Funds, Inc.	Wexford Trust
Hotchkis & Wiley Funds	Wisconsin Capital Funds, Inc.
Intrepid Capital Management Funds Trust	WY Funds
Jacob Internet Fund, Inc.

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Bob Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Executive Vice President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)            Not applicable.

18

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, NY 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111

19

Records Relating to:	Are located at:
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 368 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the in the City of Glendora and State of California, on January 29, 2010.

Professionally Managed Portfolios

By: /s/Robert M. Slotky
Robert M. Slotky
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 368 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	January 29, 2010
Steven J. Paggioli

Dorothy A. Berry*	Trustee	January 29, 2010
Dorothy A. Berry

Wallace L. Cook*	Trustee	January 29, 2010
Wallace L. Cook

Carl A. Froebel*	Trustee	January 29, 2010
Carl A. Froebel

/s/Robert M. Slotky	President	January 29, 2010
Robert M. Slotky

Eric W. Falkeis*	Executive Vice President	January 29, 2010
Eric W. Falkeis

/s/Patrick J. Rudnick	Treasurer and Principal	January 29, 2010
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Robert M. Slotky		January 29, 2010
Robert M. Slotky Attorney-In Fact pursuant to Power of Attorney

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